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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia California Tax-Exempt Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.7%

AIRPORT 3.4%
City of Fresno Airport (a)
Refunding Revenue Bonds
Series 2013B AMT
07/01/28	5.000%	$500,000	$509,000
07/01/30	5.125%	1,050,000	1,069,981
County of Orange Airport Revenue Bonds Series 2009A
07/01/39	5.250%	2,500,000	2,637,050
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,343,410
County of Sacramento Airport System (a)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,032,930
San Francisco City & County Airports Commission (a)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,688,685
2nd Series 2011F AMT
05/01/29	5.000%	5,210,000	5,514,577
Total			15,795,633

DISPOSAL 0.4%
California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management Series 2002A AMT (a)
01/01/22	5.000%	2,000,000	2,079,980

HIGHER EDUCATION 6.2%
California Educational Facilities Authority
Revenue Bonds
California College of the Arts
Series 2005
06/01/26	5.000%	1,000,000	1,005,180
California Lutheran University
Series 2008
10/01/21	5.250%	665,000	721,605
10/01/38	5.750%	3,000,000	3,149,610
Chapman University
Series 2011
04/01/31	5.000%	4,375,000	4,673,157
Loyola Marymount University
Series 2010A
10/01/40	5.125%	1,250,000	1,289,875
Woodbury University
Series 2006
01/01/25	5.000%	1,830,000	1,831,537
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10/01/28	5.800%	2,000,000	2,115,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HIGHER EDUCATION (CONTINUED)
Series 2013
10/01/38	5.000%	$1,000,000	$997,120
10/01/42	5.000%	2,360,000	2,320,989
California State University Revenue Bonds Systemwide Series 2009A
11/01/40	6.000%	2,000,000	2,262,040
California Statewide Communities Development Authority
Revenue Bonds
Lancer Plaza Project
Series 2013
11/01/33	5.625%	1,400,000	1,277,710
11/01/43	5.875%	1,875,000	1,674,206
University of California Revenue Bonds Series 2013AK (b)
05/15/48	5.000%	5,000,000	5,923,600
Total			29,242,329

HOSPITAL 12.3%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2005
11/15/34	5.000%	4,025,000	4,172,959
Revenue Bonds
Adventist Health System West
Series 2009A
09/01/39	5.750%	7,000,000	7,731,290
Catholic Healthcare
Series 2011A
03/01/41	5.250%	3,000,000	3,089,190
Catholic Healthcare West
Series 2009A
07/01/39	6.000%	1,000,000	1,093,440
Series 2009E
07/01/25	5.625%	1,125,000	1,230,379
Kaiser Permanente
Series 2006A
04/01/39	5.250%	3,350,000	3,392,813
Providence Health & Services
Series 2008C
10/01/28	6.250%	500,000	580,650
St. Joseph Health System
Series 2009A
07/01/29	5.500%	1,500,000	1,692,240
St. Joseph Health Systems
Series 2013A
07/01/37	5.000%	2,000,000	2,074,440
Sutter Health
Series 2008A
08/15/30	5.000%	2,500,000	2,590,175
Series 2011B
08/15/31	5.875%	1,815,000	2,105,799
Unrefunded Revenue Bonds
Providence Health

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)
Series 2008
10/01/38	6.500%	$1,470,000	$1,695,366
California Municipal Finance Authority
Certificate of Participation
Community Hospital of Central California
Series 2007
02/01/37	5.250%	2,500,000	2,486,775
Revenue Bonds
Community Hospitals of Central California
Series 2009
02/01/39	5.500%	4,000,000	4,027,760
California Statewide Communities Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2008B
07/01/30	5.500%	1,935,000	2,103,751
John Muir Health
Series 2006A
08/15/32	5.000%	3,000,000	3,049,950
Series 2009
07/01/39	5.125%	500,000	513,645
Sutter Health
Series 2011A
08/15/42	6.000%	2,000,000	2,298,880
Various Kaiser
Series 2001C
08/01/31	5.250%	1,100,000	1,129,238
California Statewide Communities Development Authority (c)
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/43	5.250%	1,500,000	1,512,075
City of Marysville Revenue Bonds Fremont-Rideout Health Series 2011
01/01/42	5.250%	4,000,000	4,095,240
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	3,000,000	3,156,060
University of California Revenue Bonds Series 2008D
05/15/27	5.000%	1,500,000	1,627,215
Total			57,449,330

INVESTOR OWNED 1.0%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/34	5.875%	1,000,000	1,123,300
City of Chula Vista (a)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

INVESTOR OWNED (CONTINUED)
San Diego Gas & Electric Co.
Series 2005D AMT
12/01/27	5.000%	$3,500,000	$3,697,050
Total			4,820,350

JOINT POWER AUTHORITY 0.4%
Puerto Rico Electric Power Authority Revenue Bonds Series 2013A (d)
07/01/36	6.750%	3,000,000	2,094,030

LOCAL APPROPRIATION 4.8%
Anaheim Public Financing Authority Subordinated Revenue Bonds Public Improvements Project Series 1997C (AGM)
09/01/14	6.000%	2,000,000	2,065,820
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	2,235,000	2,241,705
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Capital Equipment
Series 2008A
09/01/24	5.000%	1,000,000	1,069,530
Series 2008B
09/01/38	5.000%	3,000,000	3,062,640
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/31	5.500%	1,500,000	1,620,105
Sacramento City Schools Joint Powers Financing Authority Refunding Revenue Bonds Series 2006A (c)
03/01/40	5.000%	2,000,000	2,004,620
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A
06/01/33	5.000%	5,000,000	5,317,850
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06/01/35	5.250%	2,000,000	2,106,120
Victor Elementary School District Certificate of Participation School Construction Refinancing Series 1996 (NPFGC)
05/01/18	6.450%	2,670,000	2,909,739
Total			22,398,129

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION 5.7%
Central Valley Schools Financing Authority Refunding Revenue Bonds School District General Obligation Bond Program Series 1998A (NPFGC)
02/01/18	6.450%	$635,000	$681,977
Culver City School Facilities Financing Authority Revenue Bonds Culver City United School District Series 2005 (AGM)
08/01/26	5.500%	1,750,000	2,156,262
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,283,581
Grossmont Healthcare District Unlimited General Obligation Bonds 2006 Election Series 2011B
07/15/34	6.000%	2,000,000	2,301,500
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01/01/34	5.000%	750,000	808,223
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (e)
08/01/32	0.000%	5,440,000	1,775,834
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A
08/01/33	5.500%	3,125,000	3,454,469
New Haven Unified School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
08/01/17	12.000%	1,565,000	2,149,762
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/22	5.000%	750,000	819,893
08/01/32	5.500%	2,500,000	2,617,425
Series 2013
08/01/30	6.250%	1,095,000	1,211,442
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC) (e)
07/01/20	0.000%	3,460,000	2,766,616

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)
San Bernardino City Unified School District Unlimited General Obligation Refunding Bonds Series 2013A (AGM)
08/01/28	5.000%	$1,250,000	$1,350,037
San Marino Unified School District Unlimited General Obligation Bonds Series 1998B
06/01/23	5.000%	1,000,000	1,176,730
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	990,832
Total			26,544,583

MULTI-FAMILY 2.2%
California Housing Finance Agency Revenue Bonds Multifamily Housing III Series 1999A AMT (a)
02/01/36	5.375%	2,280,000	2,280,456
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2006
05/15/38	5.000%	2,500,000	2,475,525
Series 2012
05/15/31	5.125%	2,000,000	2,029,600
Revenue Bonds
CHF-Irvine LLC-UCI East Campus
Series 2008
05/15/17	5.000%	1,600,000	1,800,208
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	1,500,000	1,548,075
Total			10,133,864

MUNICIPAL POWER 2.9%
Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009
10/01/25	5.000%	1,000,000	1,100,790
City of Redding Certificate of Participation Series 2008A (AGM)
06/01/27	5.000%	865,000	947,106
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/28	5.000%	1,325,000	1,415,709
City of Vernon Electric System
Revenue Bonds
Series 2009A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MUNICIPAL POWER (CONTINUED)
08/01/21	5.125%	$2,730,000	$2,980,423
Series 2012A
08/01/30	5.000%	1,000,000	1,020,120
Imperial Irrigation District Refunding Revenue Bonds System Series 2011A
11/01/31	6.250%	1,000,000	1,140,120
Modesto Irrigation District Certificate of Participation Series 2004B
07/01/35	5.500%	2,000,000	2,119,460
Southern California Public Power Authority Revenue Bonds Milford Wind Corridor Project Series 2010-1
07/01/30	5.000%	500,000	552,100
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	2,500,000	2,508,400
Total			13,784,228

OTHER BOND ISSUE 1.4%
California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02/01/33	5.250%	3,000,000	3,163,200
02/01/38	5.250%	3,050,000	3,182,065
Total			6,345,265

PORTS 1.1%
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A
03/01/40	5.125%	5,000,000	5,167,200

PREP SCHOOL 0.3%
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010
07/01/30	6.000%	1,420,000	1,400,972

PREPAID GAS 0.3%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/34	7.000%	1,000,000	1,279,350

REFUNDED / ESCROWED 5.0%
California Health Facilities Financing Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)
Prerefunded 02/01/20 Revenue Bonds
Insured Episcopal Home
Series 2010B
02/01/32	6.000%	$2,000,000	$2,483,260
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	30,000	37,543
California Infrastructure & Economic Development Bank Prerefunded 02/01/15 Revenue Bonds California Independent System Operator Series 2009A
02/01/39	6.250%	2,000,000	2,121,060
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Presbyterian Hospital Series 2011
12/01/40	6.000%	1,000,000	1,279,250
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	820,000	1,054,987
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) (b)
07/01/22	12.203%	400,000	573,976
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT (a)
05/01/21	7.800%	2,500,000	3,413,000
Los Angeles Harbor Department Revenue Bonds Series 1988 Escrowed to Maturity
10/01/18	7.600%	455,000	535,171
San Bernardino Community College District Prerefunded 08/01/18 Unlimited General Obligation Bonds Election of 2002 Series 2008A
08/01/33	6.250%	1,000,000	1,233,830
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (e)
01/01/20	0.000%	12,000,000	10,773,840
Total			23,505,917

RESOURCE RECOVERY 0.6%
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT (a)(f)(g)
12/01/32	7.500%	2,825,000	2,794,010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RETIREMENT COMMUNITIES 2.9%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/31	6.000%	$2,200,000	$2,370,126
Series 2012
07/01/47	5.000%	4,000,000	3,599,440
California Statewide Communities Development Authority
Refunding Revenue Bonds
Episcopal Communities and Services
Series 2012
05/15/42	5.000%	3,000,000	2,826,750
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	1,500,000	1,570,335
Covenant Retirement Communities, Inc.
Series 2013
12/01/36	5.625%	2,000,000	2,003,560
Eskaton Properties, Inc.
Series 2012
11/15/34	5.250%	1,250,000	1,234,325
Total			13,604,536

SINGLE FAMILY 0.6%
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	435,000	454,958
Series 2006K AMT
08/01/26	4.625%	2,500,000	2,413,100
02/01/42	5.500%	190,000	194,279
Total			3,062,337

SPECIAL NON PROPERTY TAX 1.1%
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A
06/01/32	5.000%	5,000,000	5,384,250

SPECIAL PROPERTY TAX 20.8%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007
09/01/37	5.000%	1,000,000	903,780
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/29	7.500%	1,785,000	1,923,998
Southeast Bakersfield
Series 2009B
08/01/29	7.250%	835,000	890,210

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)
Carson Redevelopment Agency Tax Allocation Bonds Housing Series 2010A
10/01/30	5.000%	$5,000,000	$5,159,750
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,375,320
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/30	5.000%	2,500,000	2,517,250
09/01/38	5.000%	625,000	601,031
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	100,000	100,149
City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012
09/02/29	5.000%	800,000	824,744
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011
09/01/30	5.375%	1,500,000	1,554,225
Corona-Norca Unified School District Refunding Special Tax Bonds Community Facilities District #98-1 Series 2013
09/01/32	5.000%	1,300,000	1,344,980
Corona-Norco Unified School District Public Financing Authority Refunding Special Tax Bonds Senior Lien Series 2013-A
09/01/32	5.000%	500,000	509,515
Eastern Municipal Water District
Special Tax Bonds
District No. 2004-27 Cottonwood
Series 2006
09/01/27	5.000%	190,000	190,403
09/01/36	5.000%	480,000	453,302
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,568,110
Elk Grove Unified School District (e)
Refunding Special Tax Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)
Capital Appreciation-Community Facilities No. 1
Series 1995 (AMBAC)
12/01/18	0.000%	$2,720,000	$2,148,147
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08/01/29	5.125%	1,000,000	1,025,750
08/01/36	5.500%	1,000,000	1,024,270
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,176,104
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006
09/01/35	5.125%	1,000,000	978,870
Lancaster Financing Authority Subordinated Tax Allocation Bonds No. 5 & 6 Redevelopment Projects Series 2003 (NPFGC)
02/01/17	5.125%	1,270,000	1,366,545
Long Beach Bond Finance Authority Tax Allocation Bonds Series 2006C (AMBAC)
08/01/31	5.500%	3,250,000	3,088,898
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,849,232
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Senior Lien Series 1996A (AGM)
10/01/18	5.500%	1,520,000	1,687,230
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,366,053
08/01/40	5.750%	2,000,000	2,106,920
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	1,500,000	1,436,430
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	1,565,000	1,565,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)
Oakland Redevelopment Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2013
09/01/19	5.000%	$3,000,000	$3,464,430
09/01/20	5.000%	2,000,000	2,298,180
Oceanside Community Facilities District Special Tax Bonds Ocean Ranch Corp. Series 2004
09/01/34	5.875%	1,000,000	1,000,140
Orange County Community Facilities District Special Tax Bonds Ladera Ranch Series 2004A
08/15/34	5.625%	850,000	851,768
Orange Unified School District Community Facilities District No. 2005-2 Prerefunded 03/01/14 Special Tax Bonds Del Rio School Facilities Series 2007
09/01/37	5.000%	1,000,000	1,023,930
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07/01/27	6.000%	4,780,000	5,229,129
Pittsburg Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC) (e)
08/01/24	0.000%	2,100,000	1,250,529
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012
09/01/31	5.000%	1,370,000	1,425,197
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC)
09/01/34	5.000%	3,200,000	3,231,200
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A
02/01/18	8.000%	15,000	15,306
San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM) (e)
09/01/20	0.000%	3,630,000	2,960,628
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)
Series 2009C
08/01/29	6.000%	$1,035,000	$1,143,820
08/01/39	6.500%	2,625,000	2,917,399
Mission Bay South Redevelopment
Series 2009D
08/01/29	6.375%	1,000,000	1,103,770
San Francisco Redevelopment Projects
Series 2009B
08/01/28	6.125%	1,010,000	1,112,273
08/01/32	6.500%	500,000	552,340
Series 2011B
08/01/26	6.125%	500,000	562,910
08/01/31	6.250%	2,600,000	2,868,996
08/01/41	6.625%	1,600,000	1,766,880
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	1,250,000	1,396,538
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	1,000,000	1,177,590
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/30	5.000%	1,270,000	1,326,706
09/01/31	5.000%	1,365,000	1,416,051
09/01/33	5.000%	1,000,000	1,028,060
Temecula Redevelopment Agency
Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/31	6.750%	1,000,000	1,172,440
08/01/39	7.000%	2,100,000	2,457,294
Union City Community Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Community Redevelopment Project Series 2011
12/01/33	6.875%	1,500,000	1,769,760
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	2,435,000	2,633,233
Yorba Linda Redevelopment Agency
Tax Allocation Bonds
Subordinated Lien-Redevelopment Project
Series 2011A
09/01/26	6.000%	1,000,000	1,113,300
09/01/32	6.500%	2,000,000	2,298,820
Total			97,304,953

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE APPROPRIATED 7.5%
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections State Prisons
Series 1993A (AMBAC)
12/01/19	5.000%	$6,000,000	$6,687,480
Various Capital Projects
Series 2012-G
11/01/37	5.000%	2,825,000	2,932,265
Series 2012G
11/01/29	5.000%	2,500,000	2,692,450
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,100,000	5,425,686
Series 2013A
03/01/32	5.000%	1,500,000	1,587,465
State University Projects
Series 2011B
10/01/31	5.000%	1,200,000	1,270,368
Various Capital Projects
Series 2011A
10/01/31	5.125%	5,000,000	5,354,350
Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	5,878,900
Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	3,188,460
Total			35,017,424
STATE GENERAL OBLIGATION 12.6%
State of California
Unlimited General Obligation Bonds
Series 2003 (AMBAC)
02/01/27	5.000%	1,140,000	1,326,014
Series 2008
08/01/34	5.000%	3,000,000	3,203,880
Series 2010
11/01/29	5.200%	1,000,000	1,123,730
Various Purpose
Series 2005
03/01/32	5.000%	1,000,000	1,038,840
Series 2007
12/01/31	5.000%	3,500,000	3,763,375
12/01/32	5.000%	5,000,000	5,366,850
Series 2009
04/01/25	5.625%	500,000	577,895
10/01/29	5.000%	4,500,000	4,931,235
04/01/31	5.750%	2,750,000	3,140,445
04/01/35	6.000%	4,000,000	4,576,360
04/01/38	6.000%	10,500,000	12,045,495
11/01/39	5.500%	4,965,000	5,480,566
Series 2010
03/01/24	5.250%	1,000,000	1,155,010
03/01/30	5.250%	1,000,000	1,116,580
03/01/33	6.000%	4,000,000	4,679,600
03/01/40	5.500%	4,800,000	5,285,856
Unrefunded Unlimited General Obligation Bonds
Series 2000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE GENERAL OBLIGATION (CONTINUED)
05/01/26	5.625%	$95,000	$95,390
Series 2004
04/01/29	5.300%	2,000	2,015
Total			58,909,136
TURNPIKE / BRIDGE / TOLL ROAD 2.5%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	5,500,000	5,500,000
Series 2014A
01/15/46	5.750%	2,850,000	2,853,534
Revenue Bonds
Senior Lien
Series 1995A (NPFGC)
01/01/35	5.000%	2,000,000	1,884,820
Riverside County Transportation Commission Revenue Bonds Senior Lien Series 2013A
06/01/48	5.750%	1,500,000	1,535,535
Total			11,773,889
WATER & SEWER 2.7%
City of Big Bear Lake Water Refunding Revenue Bonds Series 1996 (NPFGC)
04/01/15	6.000%	715,000	732,975
City of Lodi Certificate of Participation Series 2007A (AGM)
10/01/37	5.000%	1,250,000	1,285,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)
Eastern Municipal Water District Certificate of Participation Series 2008H
07/01/33	5.000%	$1,000,000	$1,060,240
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	2,235,000	2,549,085
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,635,945
05/15/39	5.250%	3,000,000	3,233,100
San Diego Public Facilities Financing Authority Revenue Bonds Series 2009B
08/01/34	5.375%	2,000,000	2,225,440
Total			12,722,085
Total Municipal Bonds (Cost: $432,007,277)			$462,613,780

		Shares	Value

Money Market Funds 0.7%
Dreyfus General California Municipal Money Market Fund, 0.000% (h)		2,711,912	$2,711,912
JPMorgan Tax-Free Money Market Fund, 0.010% (h)		568,610	568,610

Total Money Market Funds (Cost: $3,280,522)			$3,280,522

Total Investments
(Cost: $435,287,799) (i)			$465,894,302(j)
Other Assets & Liabilities, Net			2,658,709
Net Assets			$468,553,011

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2014, the value of these securities amounted to $2,094,030 or 0.45% of net assets.

(e)	Zero coupon bond.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $2,794,010 or 0.60% of net assets.

(g)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2014 was $2,794,010, representing 0.60% of net assets. Information concerning such security holdings at January 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/32 7.500%	12-22-11	2,825,000

(h)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(i)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $435,288,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$35,188,000
Unrealized Depreciation	(4,582,000)
Net Unrealized Appreciation	$30,606,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Bonds
Municipal Bonds	—	462,613,780	—	462,613,780
Total Bonds	—	462,613,780	—	462,613,780
Mutual Funds
Money Market Funds	3,280,522	—	—	3,280,522
Total Mutual Funds	3,280,522	—	—	3,280,522
Total	3,280,522	462,613,780	—	465,894,302

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Connecticut Intermediate Municipal Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.2%
DISPOSAL 1.0%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/23	5.125%	$1,520,000	$1,696,472
HIGHER EDUCATION 11.6%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Sacred Heart University
Series 2012H (AGM)
07/01/19	5.000%	2,350,000	2,744,354
Revenue Bonds
Fairfield University
Series 2008N
07/01/18	5.000%	2,120,000	2,420,319
07/01/22	5.000%	2,500,000	2,790,250
Quinnipiac University
Series 2007I (NPFGC)
07/01/22	5.000%	2,000,000	2,195,580
Quinnipiac University Health & Education
Series 2007 (NPFGC)
07/01/28	5.000%	2,000,000	2,176,180
Sacred Heart University
Series 2011G
07/01/20	5.000%	1,190,000	1,309,369
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	500,000	587,825
Series 2004H (NPFGC)
07/01/25	5.000%	540,000	549,126
Yale University
Series 1997T-1
07/01/29	4.700%	4,800,000	5,150,448
Total			19,923,451
HOSPITAL 13.3%
Connecticut State Health & Educational Facility Authority
Prerefunded 07/01/15 Revenue Bonds
William W Backus Hospital
Series 2005G (AGM)
07/01/24	5.000%	2,060,000	2,196,763
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/22	5.000%	1,400,000	1,555,176
Health System Catholic East
Series 2010
11/15/29	4.750%	3,420,000	3,540,111
Hospital for Special Care
Series 2007C (RAD)
07/01/17	5.250%	500,000	553,225
07/01/20	5.250%	1,235,000	1,321,252
07/01/27	5.250%	750,000	765,225
Lawrence & Memorial Hospital
Series 2011S
07/01/15	5.000%	850,000	906,806

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Middlesex Hospital
Series 2006M (AGM)
07/01/27	4.875%	$500,000	$521,240
Series 2011N
07/01/17	5.000%	1,175,000	1,322,333
07/01/20	5.000%	1,365,000	1,543,665
07/01/21	5.000%	1,000,000	1,119,750
Stamford Hospital
Series 2012J
07/01/19	4.000%	1,435,000	1,561,610
07/01/20	5.000%	1,525,000	1,743,883
Western Connecticut Health Network
Series 2011
07/01/19	5.000%	1,760,000	2,009,357
07/01/20	5.000%	1,630,000	1,848,469
Yale-New Haven Hospital
Series 2013N
07/01/25	5.000%	300,000	338,652
Total			22,847,517
INVESTOR OWNED 3.0%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	5,152,800
JOINT POWER AUTHORITY 0.6%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2012A
01/01/27	5.000%	1,000,000	1,102,910
LOCAL GENERAL OBLIGATION 25.3%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/17	5.250%	1,500,000	1,700,265
08/15/21	5.500%	1,125,000	1,311,491
Series 2012B
08/15/19	4.000%	3,000,000	3,273,690
City of Danbury Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC)
08/01/16	4.750%	1,270,000	1,310,094
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/22	5.250%	1,325,000	1,536,086
04/01/23	5.250%	1,325,000	1,512,964
04/01/24	5.250%	1,325,000	1,500,615
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,405,798
Series 2013A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
04/01/26	5.000%	$1,810,000	$1,994,783
City of New Britain Unlimited General Obligation Bonds Series 2006 (AMBAC)
04/15/17	5.000%	1,165,000	1,311,569
City of New Haven
Unlimited General Obligation Bonds
Series 2011 (AGM)
08/01/18	5.000%	820,000	934,316
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	4,410,000	5,042,217
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/17	5.250%	1,125,000	1,302,874
City of West Haven Unlimited General Obligation Bonds Series 2012 (AGM)
08/01/17	4.000%	1,215,000	1,311,204
Regional School District No. 15
Limited General Obligation Refunding Bonds
Series 2003 (NPFGC)
02/01/15	5.000%	1,105,000	1,156,195
02/01/16	5.000%	1,025,000	1,116,092
Town of East Haven Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC)
09/01/15	5.000%	640,000	682,298
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/20	5.000%	1,000,000	1,191,820
01/01/22	5.000%	500,000	598,390
Town of Hamden Unlimited General Obligation Refunding Bonds Series 2013 (AGM)
08/15/20	5.000%	1,000,000	1,133,140
Town of New Milford Unlimited General Obligation Bonds Series 2004 (AMBAC)
01/15/16	5.000%	1,025,000	1,118,541
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/24	4.750%	1,150,000	1,330,757
07/15/25	4.750%	1,150,000	1,328,388
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009
09/15/20	5.000%	2,130,000	2,566,394
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
09/15/20	4.000%	$575,000	$638,417
09/15/21	4.000%	600,000	653,844
Town of Watertown Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/17	5.000%	1,060,000	1,216,117
Town of Weston Unlimited General Obligation Bonds Series 2004
07/15/15	5.250%	1,300,000	1,395,628
Town of Windham Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC)
06/15/15	5.000%	785,000	836,174
Total			43,410,161
MULTI-FAMILY 1.3%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/22	5.000%	1,035,000	1,082,910
06/01/23	5.000%	1,085,000	1,129,008
Total			2,211,918
MUNICIPAL POWER 0.7%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	315,000	348,614
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (a)
07/01/17	5.000%	1,000,000	820,430
Total			1,169,044
NURSING HOME 0.8%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	500,000	517,570
Alzheimers Residence Center, Inc. Project
Series 2007
08/15/17	5.200%	785,000	831,778
Total			1,349,348
POOL / BOND BANK 1.3%
State of Connecticut
Refunding Revenue Bonds
Revolving Fund
Series 2003B
10/01/15	5.000%	1,000,000	1,079,380
Series 2009C

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
10/01/18	5.000%	$1,000,000	$1,176,150
Total			2,255,530
PREP SCHOOL 3.4%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,205,555
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	2,020,700
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/29	4.500%	600,000	610,692
Total			5,836,947
REFUNDED / ESCROWED 3.8%
City of Hartford
Prerefunded 07/15/16 Unlimited General Obligation Bonds
Series 2006 (AMBAC)
07/15/22	5.000%	600,000	666,042
Unlimited General Obligation Bonds
Series 2009A (AGM)
08/15/17	5.000%	695,000	800,737
Connecticut Municipal Electric Energy Cooperative
Prerefunded 01/01/17 Revenue Bonds
Series 2006A (AMBAC)
01/01/22	5.000%	2,000,000	2,259,640
Revenue Bonds
Series 2009A (AGM)
01/01/17	5.000%	1,525,000	1,720,612
Puerto Rico Highways & Transportation Authority Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (a)
07/01/22	5.250%	895,000	1,095,623
Total			6,542,654
SINGLE FAMILY 4.3%
Connecticut Housing Finance Authority
Revenue Bonds
Subordinated Series 2008B-1
11/15/23	4.750%	3,000,000	3,121,560
Subordinated Series 2009B-1
11/15/24	4.550%	4,000,000	4,187,320
Total			7,308,880
SPECIAL NON PROPERTY TAX 7.8%
State of Connecticut Special Tax Revenue Bonds Transportation Infrastructure Series 2009A
12/01/19	4.500%	3,765,000	4,380,502
State of Connecticut
Refunding Special Tax Bonds
2nd Lien Transportation Infrastructure

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Series 2009-1
02/01/17	4.250%	$2,000,000	$2,217,320
02/01/19	5.000%	3,450,000	4,061,616
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	550,000	566,280
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (a)
10/01/25	5.000%	2,020,000	2,142,230
Total			13,367,948
SPECIAL PROPERTY TAX 1.8%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	2,803,000	3,055,214
STATE APPROPRIATED 3.3%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University System Series 2007I (AGM)
11/01/17	5.250%	1,000,000	1,162,150
University of Connecticut
Revenue Bonds
Series 2007A
04/01/24	4.000%	2,100,000	2,174,823
Series 2009A
02/15/23	5.000%	2,000,000	2,301,320
Total			5,638,293
STATE GENERAL OBLIGATION 10.2%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/18	5.000%	1,755,000	2,018,180
06/15/19	5.000%	1,840,000	2,134,290
State of Connecticut
Unlimited General Obligation Bonds
Series 2005D (NPFGC)
11/15/23	5.000%	4,000,000	4,321,360
Series 2008B
04/15/22	5.000%	5,415,000	6,107,253
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	720,282
Series 2006E
12/15/20	5.000%	2,000,000	2,232,500
Total			17,533,865

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 3.7%
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	$1,370,000	$1,631,574
08/01/23	5.250%	500,000	596,240
Series 2012-27
08/01/29	5.000%	2,945,000	3,249,160
South Central Connecticut Regional Water Authority (b)
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	827,317
Total			6,304,291
Total Municipal Bonds (Cost: $156,736,535)			$166,707,243

	Shares	Value

Money Market Funds 2.1%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (c)	1,100,007	$1,100,007
JPMorgan Tax-Free Money Market Fund, 0.010% (c)	2,433,950	2,433,950
Total Money Market Funds (Cost: $3,533,957)		$3,533,957
Total Investments (Cost: $160,270,492) (d)		$170,241,200(e)
Other Assets & Liabilities, Net		1,239,117
Net Assets		$171,480,317

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2014, the value of these securities amounted to $4,973,177 or 2.90% of net assets.

(b)	Variable rate security.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(d)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $160,270,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,326,000
Unrealized Depreciation	(355,000)
Net Unrealized Appreciation	$9,971,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
RAD	Radian Asset Assurance, Inc.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	166,707,243	—	166,707,243
Total Bonds	—	166,707,243	—	166,707,243
Mutual Funds
Money Market Funds	3,533,957	—	—	3,533,957
Total Mutual Funds	3,533,957	—	—	3,533,957
Total	3,533,957	166,707,243	—	170,241,200

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Intermediate Municipal Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.2%
ALABAMA 0.6%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/19	5.000%	$10,000,000	$11,847,700
ALASKA 1.1%
City of Valdez Refunding Revenue Bonds BP Pipelines Project Series 2003B
01/01/21	5.000%	19,460,000	22,572,238
ARIZONA 1.4%
Arizona School Facilities Board Certificate of Participation Series 2008
09/01/15	5.500%	7,500,000	8,103,000
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	3,500,000	3,930,115
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Arizona Public Service Co. Series 2009D (a)
05/01/29	6.000%	10,000,000	10,131,600
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01/01/22	5.000%	1,000,000	1,137,790
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM)
10/01/18	5.000%	5,000,000	5,712,900
Total			29,015,405
ARKANSAS 0.2%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC)
07/01/22	4.900%	4,600,000	4,711,228

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA 15.9%
California Health Facilities Financing Authority Revenue Bonds St. Joseph Health System Series 2009B
07/01/18	5.000%	$10,445,000	$12,132,599
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/23	5.625%	3,000,000	3,216,150
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections and Rehab
Series 2006F (NPFGC)
11/01/18	5.250%	4,000,000	4,736,840
Various Capital Projects
Series 2012G
11/01/28	5.000%	5,510,000	5,956,034
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/22	5.250%	3,395,000	3,922,108
Series 2012A
04/01/28	5.000%	10,000,000	10,767,900
Series 2013I
11/01/28	5.250%	9,225,000	10,259,399
11/01/29	5.000%	5,000,000	5,421,100
11/01/31	5.500%	2,930,000	3,274,246
California State University Revenue Bonds Systemwide Series 2008A (AGM)
11/01/22	5.000%	5,000,000	5,633,500
California Statewide Communities Development Authority Revenue Bonds Henry Mayo Newhall Memorial Series 2014A (AGM) (b)
10/01/34	5.000%	5,000,000	5,028,450
City of Fresno Sewer System Revenue Bonds Series 1993A-1 (AMBAC)
09/01/19	5.250%	5,000,000	5,581,900
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	10,435,000	11,392,202
County of Sacramento Airport System Revenue Bonds Series 2009B
07/01/24	5.000%	1,000,000	1,109,220
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Subordinated Series 2014B-3 (a)
01/15/53	5.500%	9,000,000	9,555,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
La Quinta Redevelopment Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A
09/01/29	5.000%	$5,000,000	$5,280,400
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2005 Series 2007E (AGM)
07/01/20	5.000%	6,230,000	7,064,259
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (c)
08/01/24	0.000%	5,000,000	2,935,050
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,577,592
Oakland Unified School District Unlimited General Obligation Bonds Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	15,717,565
Oxnard Financing Authority Revenue Bonds Redwood Trunk Sewer & Headworks Series 2004A (NPFGC)
06/01/29	5.000%	3,795,000	3,802,021
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,107,490
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) (c)
09/01/31	0.000%	28,000,000	11,575,480
Sacramento Municipal Utility District Revenue Bonds Cosumnes Project Series 2006 (NPFGC)
07/01/29	5.125%	7,035,000	7,415,453
San Francisco City & County Airports Commission Revenue Bonds Series 2010A
05/01/29	4.900%	5,000,000	5,581,400
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (c)
01/01/25	0.000%	22,405,000	15,928,163

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A
06/01/29	5.000%	$14,925,000	$16,283,772
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2005 Series 2006A (NPFGC) (c)
09/01/20	0.000%	9,310,000	8,001,666
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/22	5.250%	2,500,000	2,821,925
Windy Point/Flats Project 1
Series 2010
07/01/28	5.000%	10,000,000	11,192,200
Windy Point/Windy Flats Project
Series 2010-1
07/01/30	5.000%	15,875,000	17,529,175
State of California
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	6,003,900
Various Purpose
Series 2009
04/01/22	5.250%	1,000,000	1,157,690
10/01/22	5.250%	25,000,000	29,302,500
Series 2010
03/01/25	5.000%	1,000,000	1,128,450
Series 2011
10/01/19	5.000%	12,000,000	14,330,520
09/01/31	5.000%	10,000,000	10,935,500
Unlimited General Obligation Refunding Bonds
Series 2009A
07/01/20	5.000%	12,500,000	14,796,375
07/01/21	5.250%	1,000,000	1,186,380
State of Department of Water Resources Revenue Bonds Power Supply Series 2008H
05/01/21	5.000%	5,000,000	5,790,900
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC) (c)
08/01/20	0.000%	7,285,000	6,043,563
Total			329,476,517
COLORADO 2.4%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12/01/17	4.800%	290,000	282,657

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/27	5.000%	$4,000,000	$4,051,520
Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2005
12/01/18	5.000%	1,000,000	1,038,490
Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	520,140
Colorado Health Facilities Authority (a)
Revenue Bonds
Catholic Health Initiatives
Series 2008D-3
10/01/38	5.500%	5,000,000	5,441,750
Colorado State Board of Governors Refunding Revenue Bonds Series 2013A
03/01/31	5.000%	4,560,000	5,168,897
County of Adams Refunding Revenue Bonds Public Service Co. of Colorado Project Series 2005A (NPFGC)
09/01/17	4.375%	11,550,000	12,150,138
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC) (c)
09/01/18	0.000%	1,500,000	1,314,135
North Range Metropolitan District No. 1
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12/15/15	5.000%	365,000	369,595
12/15/17	5.000%	350,000	357,581
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007
12/15/14	5.500%	555,000	556,743
Northwest Parkway Public Highway Authority Prerefunded 06/15/16 Revenue Bonds Capital Appreciation Series 2001C (AMBAC)
06/15/21	5.700%	4,000,000	4,492,600
Regional Transportation District Certificate of Participation Series 2010A
06/01/25	5.000%	10,000,000	10,811,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
University of Colorado Hospital Authority Revenue Bonds Series 2012-A
11/15/27	5.000%	$3,750,000	$4,031,850
Total			50,587,296
CONNECTICUT 0.6%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	3,615,000	3,725,475
Connecticut State Health & Educational Facility Authority Revenue Bonds Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	1,000,000	1,175,650
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	6,941,000	7,565,551
Total			12,466,676
DISTRICT OF COLUMBIA 1.5%
District of Columbia Water & Sewer Authority Revenue Bonds Series 2009A
10/01/24	5.000%	1,000,000	1,137,400
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009C
10/01/25	5.250%	8,920,000	10,142,129
Metropolitan Washington Airports Authority (c)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/24	0.000%	20,980,000	13,085,226
10/01/25	0.000%	7,500,000	4,376,850
10/01/26	0.000%	5,000,000	2,747,750
Total			31,489,355
FLORIDA 7.3%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)
07/15/32	7.000%	1,835,000	1,046,005
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
06/01/20	5.000%	$10,000,000	$11,489,300
06/01/21	5.000%	16,965,000	19,366,226
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC)
10/01/19	5.500%	1,000,000	1,194,260
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Accident Investor Series 2008
01/01/19	5.875%	1,620,000	1,770,158
City of Tallahassee
Refunding Revenue Bonds
Series 2001 (NPFGC)
10/01/17	5.500%	1,900,000	2,210,004
10/01/18	5.500%	1,000,000	1,187,040
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC)
09/01/18	5.000%	2,500,000	2,709,100
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A
10/01/25	5.500%	6,000,000	6,674,700
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM)
10/01/21	5.250%	20,000,000	23,635,000
County of Miami-Dade
Prerefunded 04/01/15 Revenue Bonds
Series 2004 (NPFGC)
04/01/24	5.000%	2,445,000	2,579,475
Revenue Bonds
Transit System Sales Surtax
Series 2006 (XLCA)
07/01/19	5.000%	5,040,000	5,541,682
Hillsborough County Industrial Development Authority Revenue Bonds Tampa Electric Series 2007 (a)
05/15/18	5.650%	3,425,000	3,971,219
Lake County School Board Certificate of Participation Series 2006C (AMBAC)
06/01/18	5.250%	1,500,000	1,734,195
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	7,650,000	7,746,543
Orange County Health Facilities Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Refunding Revenue Bonds
Health Care-Orlando Lutheran
Series 2005
07/01/20	5.375%	$4,150,000	$4,170,916
Revenue Bonds
Series 1996A Escrowed to Maturity (NPFGC)
10/01/16	6.250%	4,705,000	5,178,276
Unrefunded Revenue Bonds
Series 1996A (NPFGC)
10/01/16	6.250%	1,700,000	1,816,144
Orange County School Board
Certificate of Participation
Series 2005A (NPFGC)
08/01/18	5.000%	1,000,000	1,067,540
Series 2012B
08/01/26	5.000%	6,500,000	7,140,900
Orlando Utilities Commission
Prerefunded 10/01/15 Revenue Bonds
Series 2005B
10/01/24	5.000%	3,000,000	3,234,480
Refunding Revenue Bonds
Subordinated Series 1989D Escrowed to Maturity
10/01/17	6.750%	1,130,000	1,270,052
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/27	5.500%	4,000,000	4,123,200
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (e)(f)
10/01/22	5.750%	9,530,000	10,076,260
State Board of Administration Finance Corp. Revenue Bonds Series 2008A
07/01/14	5.000%	15,000,000	15,302,850
Sterling Hill Community Development District Special Assessment Bonds Series 2003B (d)(g)
11/01/10	5.500%	150,000	96,000
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.500%	1,500,000	1,828,365
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/15	5.750%	1,085,000	1,118,320
10/01/20	5.750%	1,000,000	1,116,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Village Center Community Development District Revenue Bonds Subordinated Series 2003B
01/01/18	6.350%	$1,000,000	$1,003,160
Total			151,397,850
GEORGIA 1.6%
City of Atlanta Water & Wastewater Revenue Bonds Series 1999A (NPFGC)
11/01/18	5.500%	15,305,000	18,170,249
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	5,000,000	5,092,050
Gwinnett County Water & Sewerage Authority Revenue Bonds Series 2008
08/01/19	5.000%	1,000,000	1,161,910
State of Georgia
Unlimited General Obligation Bonds
Series 2007G
12/01/17	5.000%	500,000	580,725
Series 2012A
07/01/31	4.000%	7,550,000	7,912,853
Total			32,917,787
HAWAII 0.8%
State of Hawaii Department of Budget & Finance
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/20	5.000%	870,000	882,833
07/01/23	5.750%	1,015,000	1,025,231
07/01/27	6.250%	1,400,000	1,409,800
State of Hawaii Unlimited General Obligation Bonds Series 2008DK
05/01/22	5.000%	10,750,000	12,248,980
Total			15,566,844
IDAHO 0.1%
Idaho Health Facilities Authority Revenue Bonds Terraces Boise Project Series 2014A
10/01/24	7.000%	2,980,000	3,006,313

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS 6.1%
Chicago Board of Education Unlimited General Obligation Refunding Bonds Dedicated Revenues Series 2005B (AMBAC)
12/01/21	5.000%	$5,825,000	$5,987,284
Chicago O’Hare International Airport
Refunding Revenue Bonds
General Airport 3rd Lien
Series 2005B (NPFGC)
01/01/17	5.250%	10,000,000	11,230,900
General Senior Lien
Series 2013B
01/01/28	5.250%	11,180,000	12,157,915
Passenger Facility Charge
Series 2012A
01/01/28	5.000%	2,590,000	2,751,538
01/01/29	5.000%	2,500,000	2,642,050
01/01/30	5.000%	3,000,000	3,158,040
Chicago Transit Authority
Revenue Bonds
Federal Transit Administration Section 5309
Series 2008A
06/01/16	5.000%	2,500,000	2,729,725
Series 2011
12/01/29	5.250%	4,000,000	4,283,160
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC)
01/01/18	5.250%	7,540,000	8,428,438
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	3,270,000	3,507,631
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A
11/15/22	5.250%	12,000,000	13,512,480
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A
10/01/17	5.375%	1,000,000	1,154,160
10/01/18	5.375%	2,000,000	2,351,420
Revenue Bonds
OSF Healthcare System
Series 2012A
05/15/24	4.500%	5,000,000	5,092,500
Illinois State Toll Highway Authority Revenue Bonds Senior Priority Series 2006A-1 (AGM)
01/01/18	5.000%	2,000,000	2,193,520
Kendall & Kane Counties Community Unit School District No. 115 (c)
Unlimited General Obligation Bonds
Capital Appreciation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2002 Escrowed to Maturity (FGIC)
01/01/17	0.000%	$600,000	$584,826
Unrefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 (NPFGC)
01/01/17	0.000%	3,050,000	2,896,372
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/19	5.000%	5,000,000	5,734,600
06/01/21	5.250%	12,000,000	13,861,440
State of Illinois
Revenue Bonds
2nd Series 2002 (NPFGC)
06/15/15	5.500%	1,000,000	1,071,060
Unlimited General Obligation Bonds
Series 2013
07/01/26	5.500%	15,100,000	16,787,274
State of Illinois (c)
Revenue Bonds
Capital Appreciation-Civic Center
Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	5,060,236
Total			127,176,569
INDIANA 1.7%
Indiana Finance Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/24	5.000%	1,000,000	1,066,340
Indiana Power & Light Co.
Series 2009B
01/01/16	4.900%	11,000,000	11,783,970
Revenue Bonds
1st Lien-CWA Authority
Series 2011A
10/01/25	5.250%	1,750,000	1,987,335
2nd Lien-CWA Authority
Series 2011B
10/01/23	5.250%	7,035,000	8,055,919
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/25	5.250%	10,640,000	10,828,541
Indiana Toll Road Commission Revenue Bonds Series 1980 Escrowed to Maturity
01/01/15	9.000%	565,000	606,188
Total			34,328,293

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/17	5.000%	$730,000	$724,649
Iowa Finance Authority
Refunding Revenue Bonds
Development-Care Initiatives Project
Series 2006A
07/01/18	5.250%	2,695,000	2,799,297
Revenue Bonds
Iowa State Revolving Fund
Series 2008
08/01/20	5.250%	500,000	585,670
Total			4,109,616
KANSAS 1.0%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	5,881,440
Kansas Turnpike Authority Revenue Bonds Series 2002 (AGM)
09/01/16	5.250%	1,230,000	1,382,348
State of Kansas Department of Transportation Revenue Bonds Series 2004A
03/01/18	5.500%	11,775,000	13,943,955
Total			21,207,743
KENTUCKY 0.8%
Louisville & Jefferson County Metropolitan Sewer District
Revenue Bonds
Series 2009A
05/15/21	5.000%	7,445,000	8,544,999
05/15/22	5.000%	7,825,000	8,867,055
Total			17,412,054
LOUISIANA 1.1%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A
05/01/20	5.000%	4,290,000	4,989,656
Louisiana Stadium & Exposition District Refunding Revenue Bonds Senior Series 2013-A
07/01/24	5.000%	2,000,000	2,239,740

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/16	5.000%	$500,000	$545,825
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,746,315
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (a)
12/01/40	4.000%	9,245,000	9,316,371
Total			21,837,907
MASSACHUSETTS 5.2%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	6,500,000	7,766,460
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,862,250
Revenue Bonds
Consolidated Loan
Series 2005A (AGM)
06/01/16	5.500%	13,615,000	15,219,664
Unlimited General Obligation Bonds
Consolidated Loan
Series 1998C
08/01/17	5.250%	1,775,000	2,054,509
Unlimited General Obligation Refunding Bonds
Series 2004C (AGM)
12/01/16	5.500%	10,000,000	11,423,600
Massachusetts Bay Transportation Authority Unrefunded Revenue Bonds General Transportation Series 1991 (NPFGC)
03/01/21	7.000%	2,395,000	3,037,818
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	570,000	585,897
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/24	5.500%	2,670,000	3,212,464
Caregroup
Series 2008E-2
07/01/20	5.375%	9,720,000	10,918,185

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
07/01/22	5.375%	$13,345,000	$14,990,038
Harvard University
Series 2009A
11/15/19	5.250%	1,000,000	1,193,870
Massachusetts Institute of Technology
Series 2009O
07/01/26	5.000%	500,000	573,470
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	8,500,000	9,611,630
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,702,680
Massachusetts Water Pollution Abatement Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/17	5.250%	2,920,000	3,384,222
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/19	6.000%	2,500,000	3,107,675
State Revolving Fund
Series 2009-14
08/01/24	5.000%	12,530,000	14,328,180
Total			108,972,612
MICHIGAN 1.4%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/26	5.250%	2,000,000	1,925,740
07/01/27	5.250%	1,500,000	1,441,290
Detroit City School District Unlimited General Obligation Bonds School Building & Site Improvement Series 2002A (FGIC) (Qualified School Bond Loan Fund)
05/01/19	6.000%	2,000,000	2,336,640
Saginaw Hospital Finance Authority Refunding Revenue Bonds Covenant Medical Center Series 2004G
07/01/22	5.125%	10,000,000	10,132,500
State of Michigan Trunk Line
Refunding Revenue Bonds
Series 1998A
11/01/16	5.500%	2,000,000	2,264,500
Series 2005 (AGM)
11/01/17	5.250%	5,050,000	5,861,383
Revenue Bonds
Series 2011
11/15/27	5.000%	1,000,000	1,098,220
11/15/28	5.000%	1,000,000	1,093,590

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
11/15/29	5.000%	$1,205,000	$1,312,655
State of Michigan Unlimited General Obligation Refunding Bonds Series 2001
12/01/15	5.500%	1,250,000	1,369,550
Total			28,836,068
MINNESOTA 0.1%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/18	6.000%	1,000,000	1,114,110
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	811,193
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08/01/19	5.000%	500,000	597,730
Total			2,523,033
MISSOURI 1.5%
City of St. Louis Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/21	5.000%	5,000,000	5,527,300
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
St. Louis University
Series 1998
10/01/16	5.500%	1,000,000	1,130,700
Washington University
Series 2008A
03/15/18	5.250%	1,000,000	1,175,790
Missouri Highway & Transportation Commission Revenue Bonds 2nd Lien Series 2007
05/01/17	5.000%	1,000,000	1,139,440
Missouri Joint Municipal Electric Utility Commission Revenue Bonds IATAN 2 Project Series 2009A
01/01/17	4.500%	1,000,000	1,100,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B
01/01/18	5.250%	$7,470,000	$8,742,888
Poplar Bluff Regional Transportation Development District Revenue Bonds Series 2012
12/01/26	3.250%	1,170,000	1,092,522
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/23	5.000%	690,000	729,620
Series 2013B
09/01/18	2.850%	2,500,000	2,505,300
St. Andrews Residence for Seniors
Series 2007A
12/01/26	6.250%	7,000,000	7,037,030
Total			30,181,250
NEBRASKA 0.1%
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04/01/21	5.000%	750,000	850,073
Nebraska Public Power District Revenue Bonds Series 2008B
01/01/20	5.000%	570,000	644,442
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	785,302
Total			2,279,817
NEVADA 1.4%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/27	5.000%	3,250,000	3,340,415
City of Sparks Revenue Bonds Senior Sales Tax Anticipation Series 2008A (e)
06/15/20	6.500%	5,005,000	5,228,323

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
Clark County Department of Aviation Revenue Bonds System Subordinated Lien Series 2009C (AGM)
07/01/25	5.000%	$8,190,000	$9,121,531
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A
12/01/28	5.000%	10,740,000	11,518,435
Total			29,208,704
NEW HAMPSHIRE 0.8%
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Southern New Hampshire Medical Center
Series 2007A
10/01/23	5.250%	7,000,000	7,430,150
University System
Series 2009A
07/01/23	5.000%	8,370,000	9,203,317
Total			16,633,467
NEW JERSEY 4.7%
County of Passaic Unlimited General Obligation Refunding Bonds Series 2003 (AGM)
09/01/16	5.200%	1,500,000	1,676,040
East Orange Board of Education Certificate of Participation Capital Appreciation Series 1998 (AGM) (c)
02/01/18	0.000%	1,000,000	907,590
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	900,885
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC)
03/01/20	5.000%	1,205,000	1,423,611
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,332,760
Manalapan-Englishtown Regional Board Of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC)
12/01/20	5.750%	1,325,000	1,651,586

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Senior Series 2005A
01/01/20	5.000%	$815,000	$595,382
New Jersey Economic Development Authority
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/23	4.450%	1,000,000	1,069,350
School Facilities-Construction
Series 2005K (AMBAC)
12/15/20	5.250%	16,710,000	19,840,785
Series 2009AA
12/15/20	5.250%	1,000,000	1,154,940
Revenue Bonds
Cigarette Tax
Series 2004
06/15/16	5.500%	5,500,000	6,162,530
Liberty State Park Project
Series 2005C (AGM)
03/01/19	5.000%	2,000,000	2,093,960
MSU Student Housing Project
Series 2010
06/01/21	5.000%	1,000,000	1,094,780
Newark Downtown District Management Corp.
Series 2007
06/15/27	5.125%	400,000	407,468
New Jersey Economic Development Authority (c)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	965,697
New Jersey Educational Facilities Authority Refunding Revenue Bonds Rowan University Series 2008B (AGM)
07/01/23	5.000%	750,000	837,075
New Jersey Higher Education Student Assistance Authority Refunding Revenue Bonds Series 2010-1A
12/01/25	5.000%	850,000	895,934
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA
10/01/28	6.375%	250,000	262,395
New Jersey State Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,211,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
New Jersey Transit Corp. Certificate of Participation Federal Transit Administration Grants Subordinated Series 2005A (NPFGC)
09/15/17	5.000%	$1,000,000	$1,130,940
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,382,060
Series 2003A (AMBAC)
12/15/15	5.500%	4,360,000	4,775,857
Series 2006A
12/15/20	5.250%	1,000,000	1,185,960
12/15/21	5.500%	680,000	813,090
Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,634,595
12/15/22	5.250%	4,000,000	4,695,520
Series 2010D
12/15/23	5.250%	25,000,000	29,182,750
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
01/01/28	5.250%	500,000	603,105
State of New Jersey
Certificate of Participation
Equipment Lease Purchase
Series 2008A
06/15/23	5.000%	1,000,000	1,080,730
Series 2009A
06/15/17	5.000%	1,000,000	1,133,720
Total			98,102,215
NEW MEXICO 0.2%
County of Bernalillo Refunding Revenue Bonds Series 1998
04/01/27	5.250%	3,000,000	3,521,910
NEW YORK 12.4%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/16	5.250%	1,750,000	1,959,948
11/15/17	5.250%	1,250,000	1,437,700
City of New York
Prerefunded 02/01/16 Unlimited General Obligation Bonds
Series 2005G
08/01/20	5.000%	25,000	27,324
Unlimited General Obligation Bonds
Series 2007D-1
12/01/21	5.000%	5,900,000	6,735,027
Subordinated Series 2008B-1
09/01/22	5.250%	7,200,000	8,237,736

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Unrefunded Unlimited General Obligation Bonds
Series 2005G
08/01/20	5.000%	$9,975,000	$10,800,032
Metropolitan Transportation Authority
Revenue Bonds
Commuter Facilities
Series 1993O Escrowed to Maturity
07/01/17	5.500%	3,000,000	3,449,040
Series 2004A (NPFGC)
11/15/16	5.250%	3,000,000	3,387,450
11/15/17	5.250%	4,000,000	4,656,880
Series 2007A (AGM)
11/15/20	5.000%	5,000,000	5,624,250
11/15/21	5.000%	3,000,000	3,366,300
Series 2009A
11/15/26	5.300%	710,000	803,464
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	6,125,000	6,992,790
07/01/20	5.000%	9,390,000	10,648,542
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2009A-1
05/01/27	5.000%	10,430,000	11,824,178
Subordinated Series 2007C-1
11/01/20	5.000%	10,300,000	11,770,428
Unrefunded Revenue Bonds
Future Tax Secured
Series 2004
02/01/18	5.250%	5,000	5,025
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,500,000	3,953,775
Revenue Bonds
City University System
Series 1995A (AMBAC/TCRS)
07/01/16	5.625%	1,235,000	1,325,266
Court Facilities Lease
Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	6,981,000
Mount Sinai School of Medicine
Series 2009
07/01/26	5.500%	14,635,000	15,950,686
07/01/27	5.500%	10,675,000	11,577,358
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,750,000	4,993,912
St. Johns University
Series 2007C (NPFGC)
07/01/23	5.250%	3,245,000	3,780,750
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/17	5.500%	10,000,000	11,513,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
05/15/22	5.500%	$6,730,000	$8,156,356
Upstate Community-State Supported
Series 2005B (NPFGC)
07/01/21	5.500%	6,345,000	7,605,054
New York State Thruway Authority
Revenue Bonds
2nd General Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	13,140,898
2nd General Series 2007B
04/01/19	5.000%	5,000,000	5,707,600
General Revenue
Series 2012I
01/01/24	5.000%	8,500,000	9,638,575
Series 2007H (NPFGC)
01/01/23	5.000%	1,500,000	1,677,105
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/19	5.000%	4,000,000	4,612,760
01/01/20	5.000%	10,460,000	11,929,735
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/20	5.500%	29,450,000	35,715,193
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009
09/01/26	4.750%	1,000,000	1,078,000
Triborough Bridge & Tunnel Authority Prerefunded 11/15/18 Revenue Bonds Subordinated Series 2008D
11/15/22	5.000%	6,165,000	7,308,114
Total			258,371,451
NORTH CAROLINA 2.0%
Albemarle Hospital Authority
Refunding Revenue Bonds
Series 2007
10/01/21	5.250%	3,000,000	3,017,640
10/01/27	5.250%	3,700,000	3,519,514
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	800,000	916,664
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	1,250,000	1,425,638

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
County of Iredell Certificate of Participation Iredell County School Project Series 2008 (AGM)
06/01/17	5.250%	$1,710,000	$1,944,629
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	5,415,000	6,209,001
Revenue Bonds
Series 2009B
01/01/26	5.000%	21,105,000	22,860,092
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	1,575,000	1,612,579
Total			41,505,757
OHIO 1.7%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/24	5.000%	2,000,000	2,234,800
Prairie State Energy Campus Project
Series 2008A
02/15/20	5.250%	4,060,000	4,575,457
02/15/22	5.250%	9,810,000	10,929,517
City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
10/01/16	5.500%	7,710,000	8,667,351
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
12/01/19	5.250%	2,250,000	2,711,565
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/21	5.500%	2,000,000	2,409,960
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011
01/01/25	5.000%	3,750,000	4,168,200
Total			35,696,850

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OKLAHOMA 0.1%
Chickasaw Nation Revenue Bonds Health System Series 2007 (e)
12/01/17	5.375%	$1,960,000	$2,109,058
OREGON 0.1%
Oregon State Lottery Revenue Bonds Series 2009A
04/01/24	5.250%	1,000,000	1,154,190
PENNSYLVANIA 4.0%
City of Philadelphia Unlimited General Obligation Bonds Series 2011
08/01/19	5.250%	3,795,000	4,493,242
Commonwealth of Pennsylvania
Unlimited General Obligation Refunding Bonds
Series 2002
02/01/15	5.500%	3,000,000	3,159,210
Series 2004 (AGM)
07/01/18	5.375%	12,000,000	14,234,040
Series 2004 (NPFGC)
07/01/16	5.375%	10,000,000	11,197,900
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC) (c)
12/01/18	0.000%	1,000,000	882,820
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2012
01/01/27	5.000%	1,835,000	1,857,314
Delaware Valley Regional Financial Authority
Revenue Bonds
Series 1997B (AMBAC)
07/01/17	5.600%	2,000,000	2,235,200
Series 2002
07/01/17	5.750%	2,000,000	2,245,060
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (c)
09/01/21	0.000%	2,210,000	1,835,051
Lancaster County Solid Waste Management Authority Revenue Bonds Series 2013A
12/15/29	5.250%	3,000,000	3,285,300
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Series 2008A
08/15/20	5.000%	$3,480,000	$3,799,151
08/15/21	5.125%	3,715,000	4,031,481
08/15/22	5.250%	1,965,000	2,119,272
Pennsylvania Turnpike Commission
Revenue Bonds
Subordinated Series 2011A
12/01/31	5.625%	8,150,000	8,848,292
Pennsylvania Turnpike Commission (a)
Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/24	0.000%	20,000,000	19,810,400
Total			84,033,733
PUERTO RICO 0.4%
Commonwealth of Puerto Rico Unlimited General Obligation Public Improvement Bonds Series 2006B (f)
07/01/16	5.250%	5,000,000	4,422,800
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (f)
07/01/17	5.000%	4,000,000	3,281,720
Total			7,704,520
RHODE ISLAND 2.2%
City of Cranston
Unlimited General Obligation Bonds
Series 2008 (AGM)
07/01/26	4.750%	900,000	950,616
07/01/27	4.750%	945,000	999,857
Providence Housing Authority
Revenue Bonds
Capital Fund
Series 2008
09/01/24	5.000%	565,000	613,940
09/01/26	5.000%	310,000	333,101
09/01/27	5.000%	690,000	738,693
Rhode Island Convention Center Authority Refunding Revenue Bonds Series 2005A (AGM)
05/15/23	5.000%	5,905,000	6,205,269
Rhode Island Depositors Economic Protection Corp. Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,689,948
Rhode Island Economic Development Corp.
Revenue Bonds
East Greenwich Free Library Association
Series 2004
06/15/14	4.500%	100,000	100,175
06/15/24	5.750%	415,000	411,709
Grant Anticipation-Department of Transportation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
Series 2009A (AGM)
06/15/21	5.250%	$2,000,000	$2,256,040
Providence Place Mall
Series 2000
07/01/20	6.125%	1,375,000	1,343,568
Series 2008C (AGM)
07/01/17	5.000%	2,245,000	2,504,140
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Hospital Financing-Lifespan Obligation
Series 2006A (AGM)
05/15/26	5.000%	2,000,000	2,060,300
University of Rhode Island
Series 2008A
09/15/28	6.500%	3,000,000	3,479,670
Revenue Bonds
Bond Financing Program
Series 2009
05/15/25	5.000%	1,515,000	1,681,908
Brown University
Series 2007
09/01/18	5.000%	1,000,000	1,140,040
Higher Education-Johnson & Wales
Series 1999 (NPFGC)
04/01/17	5.500%	1,000,000	1,126,060
04/01/18	5.500%	1,420,000	1,626,596
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/27	6.125%	400,000	446,696
05/15/30	6.250%	500,000	552,865
New England Institute of Technology
Series 2010
03/01/24	5.000%	1,145,000	1,246,321
Providence Public Schools Financing Program
Series 2006A (AGM)
05/15/23	5.000%	2,000,000	2,061,860
Series 2007A (AGM)
05/15/22	5.000%	2,000,000	2,147,960
Series 2007C (AGM)
05/15/21	5.000%	1,500,000	1,591,545
Public Schools Financing Program
Series 2007B (AMBAC)
05/15/19	4.250%	250,000	239,905
University of Rhode Island
Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,079,260
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A
12/01/20	4.600%	885,000	935,321
State of Rhode Island
Certificate of Participation
Lease-Training School Project
Series 2005A (NPFGC)
10/01/19	5.000%	1,200,000	1,292,952
Unlimited General Obligation Refunding Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
Consolidated Capital Development Loan
Series 2005A (AGM)
08/01/17	5.000%	$2,000,000	$2,137,200
Series 2006A (AGM)
08/01/20	4.500%	1,750,000	1,894,848
Total			45,888,363
SOUTH CAROLINA 0.7%
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B
10/01/31	5.000%	5,000,000	5,273,850
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	5,989,550
South Carolina Jobs-Economic Development Authority Revenue Bonds Lutheran Homes of South Carolina Series 2013
05/01/28	5.000%	3,500,000	3,272,570
Total			14,535,970
SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2011
09/01/19	5.000%	1,250,000	1,449,525
09/01/20	5.000%	1,250,000	1,444,587
09/01/21	5.000%	1,000,000	1,127,980
Total			4,022,092
TEXAS 9.1%
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2010
01/01/19	5.750%	750,000	828,983
01/01/20	5.750%	1,250,000	1,377,675
Series 2011
01/01/31	5.750%	15,230,000	16,143,191
City Public Service Board of San Antonio Refunding Revenue Bonds Series 2005
02/01/18	5.000%	10,000,000	10,462,900
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC)
05/15/18	5.250%	1,100,000	1,273,734

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
City of Corpus Christi Utility System Prerefunded 07/15/15 Revenue Bonds Series 2005A (AMBAC)
07/15/19	5.000%	$2,000,000	$2,137,220
City of Houston Airport System Refunding Revenue Bonds Subordinate Lien Series 2012B
07/01/28	5.000%	7,000,000	7,615,790
City of Houston Utility System Refunding Revenue Bonds 1st Lien Series 2004A (NPFGC)
05/15/24	5.250%	5,000,000	5,073,300
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC) (c)
09/01/17	0.000%	2,000,000	1,876,240
City of Laredo
Prerefunded 08/15/15 Limited General Obligation Bonds
Series 2005 (AMBAC)
08/15/20	5.000%	405,000	434,448
Unrefunded Limited General Obligation Bonds
Series 2005 (AMBAC)
08/15/20	5.000%	660,000	706,299
Conroe Independent School District Unlimited General Obligation Bonds School Building Series 2009A
02/15/25	5.250%	1,135,000	1,286,579
Dallas County Community College District Limited General Obligation Bonds Series 2009
02/15/20	5.000%	750,000	887,032
Dallas-Fort Worth International Airport Refunding Revenue Bonds Joint Series 2012B
11/01/28	5.000%	21,380,000	22,946,299
Dickinson Independent School District Unlimited General Obligation Bonds Series 2006 (Permanent School Fund Guarantee)
02/15/20	5.000%	2,405,000	2,617,193
Dripping Springs Independent School District Unlimited General Obligation Bonds School Building Series 2008 (Permanent School Fund Guarantee)
02/15/26	5.000%	1,000,000	1,109,590

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee) (c)
02/15/22	0.000%	$2,000,000	$1,617,900
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008
05/01/18	4.700%	12,000,000	13,091,760
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	1,000,000	1,110,570
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009
08/15/21	5.000%	1,000,000	1,173,940
Lower Colorado River Authority Refunding Revenue Bonds LCRA Transmission Services Corp. Project Series 2011
05/15/27	5.000%	11,195,000	12,135,604
North Central Texas Health Facility Development Corp. Revenue Bonds Hospital-Presbyterian Healthcare Series 1996B Escrowed to Maturity (NPFGC)
06/01/16	5.500%	9,450,000	10,054,705
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008
12/15/20	5.250%	4,415,000	5,034,292
North Texas Tollway Authority
Refunding Revenue Bonds
System-1st Tier
Series 2008A
01/01/22	6.000%	14,000,000	15,991,360
North Texas Tollway Authority (a)
Refunding Revenue Bonds
System-1st Tier
Series 2008E-3
01/01/38	5.750%	9,350,000	10,177,849
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007
08/01/16	5.250%	4,450,000	4,865,541
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012
10/01/21	5.000%	2,300,000	2,633,638

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/20	5.125%	$1,825,000	$1,959,448
08/15/24	5.750%	1,590,000	1,701,475
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,140,010
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	750,000	867,217
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Obligation Group Series 2007
05/15/27	5.125%	4,500,000	4,444,740
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	3,908,880
Texas Public Finance Authority Revenue Bonds Stephen F. Austin State University Financing Series 2005 (NPFGC)
10/15/19	5.000%	2,000,000	2,138,560
Trinity River Authority LLC Improvement Refunding Revenue Bonds Tarrant County Water Project Series 2005 (NPFGC)
02/01/18	5.000%	1,000,000	1,064,120
University of Houston Refunding Revenue Bonds Series 2009
02/15/21	5.000%	1,000,000	1,148,650
University of Texas System (The)
Prerefunded 02/15/17 Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	8,455,000	9,581,206
Refunding Revenue Bonds
Financing System
Series 2004A
08/15/17	5.250%	2,000,000	2,320,800
Unrefunded Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	1,545,000	1,731,219

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	$750,000	$803,835
West Harris County Regional Water Authority Revenue Bonds Series 2009
12/15/25	5.000%	1,000,000	1,095,290
Total			188,569,082
UTAH 0.8%
Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC)
07/01/17	5.000%	15,000,000	17,135,400
VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Series 2013B (f)
10/01/24	5.000%	9,565,000	10,353,826
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A (f)
07/01/21	4.000%	625,000	622,425
Total			10,976,251
VIRGINIA 1.3%
Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/18	5.250%	1,500,000	1,712,175
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/26	4.250%	1,000,000	909,650
Virginia College Building Authority
Prerefunded 09/01/18 Revenue Bonds
Public Higher Education Financing
Series 2009
09/01/24	5.000%	5,000	5,891
Unrefunded Revenue Bonds
Public Higher Education Financing
Series 2009
09/01/24	5.000%	995,000	1,133,643
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012
03/01/30	5.000%	1,500,000	1,449,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Resolution Series 2005B
08/01/16	5.250%	$13,995,000	$15,677,339
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10/01/22	5.000%	500,000	585,100
Subordinated Series 2008
10/01/19	5.000%	1,000,000	1,165,240
Subordinated Revenue Bonds
Clean Water State Revolving Fund
Series 2007
10/01/17	5.000%	3,760,000	4,348,628
Total			26,987,566
WASHINGTON 1.2%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC) (c)
12/01/16	0.000%	1,000,000	978,770
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D
07/01/22	5.000%	1,000,000	1,121,000
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel
Series 2010B
08/01/26	5.000%	18,270,000	21,113,360
Series 2008D
01/01/20	5.000%	1,000,000	1,130,600
Total			24,343,730
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	4,968,831

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN 1.5%
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	$1,000,000	$1,154,460
05/01/23	5.125%	14,000,000	16,149,000
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B
08/15/23	5.125%	13,065,000	13,713,416
Total			31,016,876
Total Municipal Bonds (Cost: $1,892,006,739)			$2,040,406,187

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 0.1%
MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes State Aid Notes Series 2013C
08/20/14	1.580%	$2,125,000	$2,157,407
Total Municipal Short Term (Cost: $2,125,000)			$2,157,407

		Shares	Value
Money Market Funds 1.3%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (h)		10,919,048	$10,919,048
JPMorgan Tax-Free Money Market Fund, 0.010% (h)		17,116,668	17,116,668
Total Money Market Funds (Cost: $28,035,716)			$28,035,716
Total Investments (Cost: $1,922,167,455) (i)			$2,070,599,310(j)
Other Assets & Liabilities, Net			7,316,431
Net Assets			$2,077,915,741

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Zero coupon bond.
(d)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2014 was $1,142,005, representing 0.05% of net assets. Information concerning such security holdings at January 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-08	1,835,000
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
5.500% 11/01/10	10-23-03	149,141

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $17,413,641 or 0.84% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2014, the value of these securities amounted to $28,757,031 or 1.38% of net assets.

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2014, the value of these securities amounted to $96,000, which represents less than 0.01% of net assets.

(h)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(i)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $1,922,167,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$156,366,000
Unrealized Depreciation	(7,934,000)
Net Unrealized Appreciation	$148,432,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	2,040,406,187	—	2,040,406,187
Total Bonds	—	2,040,406,187	—	2,040,406,187
Short-Term Securities
Municipal Short Term	—	2,157,407	—	2,157,407
Total Short-Term Securities	—	2,157,407	—	2,157,407
Mutual Funds
Money Market Funds	28,035,716	—	—	28,035,716
Total Mutual Funds	28,035,716	—	—	28,035,716
Total	28,035,716	2,042,563,594	—	2,070,599,310

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia International Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 1.5%
SUPRA-NATIONAL 1.2%
Asian Development Bank Senior Unsecured
06/21/27	2.350%	JPY	$50,000,000	$575,124
Eurofima Senior Unsecured
10/21/19	4.375%	EUR	100,000	156,607
Total				731,731
UKRAINE 0.3%
MHP SA (b)
04/02/20	8.250%		200,000	165,367
Total Corporate Bonds & Notes (Cost: $883,925)				$897,098

Inflation-Indexed Bonds(a) 0.1%
JAPAN 0.1%
Uruguay Government International Bond
04/05/27	4.250%	UYU	1,319,896	58,169
Total Inflation-Indexed Bonds (Cost: $72,647)				$58,169

Foreign Government Obligations(a)(c) 93.2%
ARGENTINA 0.5%
Argentina Boden Bonds
10/03/15	7.000%		100,000	87,500
Argentina Bonar Bonds
04/17/17	7.000%		262,000	200,430
Total				287,930
AUSTRALIA 4.2%
Australia Government Bond Senior Unsecured
04/21/23	5.500%	AUD	160,000	157,121
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,500,000	1,422,380
Local Government Guaranteed
11/15/16	5.750%	AUD	220,000	206,306
06/15/20	6.000%	AUD	720,000	703,822
Total				2,489,629
AUSTRIA 0.4%
Austria Government Bond Senior Unsecured (b)
09/15/17	4.300%	EUR	170,000	260,254

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
BRAZIL 0.6%
Brazilian Government International Bond
Senior Unsecured
02/03/15	7.375%	EUR	$30,000	$42,970
03/07/15	7.875%		50,000	53,562
01/20/34	8.250%		70,000	87,500
Petrobras International Finance Co.
01/27/21	5.375%		150,000	148,071
Total				332,103
BULGARIA 0.1%
Bulgaria Government International Bond Senior Unsecured
01/15/15	8.250%		60,000	64,098
CANADA 4.5%
Canadian Government Bond
09/01/18	1.250%	CAD	900,000	796,848
Province of Ontario
06/02/19	4.400%	CAD	1,100,000	1,097,412
Province of Quebec
12/01/17	4.500%	CAD	700,000	693,206
Senior Unsecured
04/29/19	5.000%	EUR	50,000	80,444
Total				2,667,910
COLOMBIA 0.8%
Colombia Government International Bond
Senior Unsecured
07/12/21	4.375%		200,000	203,000
05/21/24	8.125%		50,000	63,250
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		45,000	52,650
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	340,000,000	171,052
Total				489,952
DOMINICAN REPUBLIC 0.5%
Dominican Republic International Bond Senior Unsecured (b)
05/06/21	7.500%		250,000	271,824
FRANCE 12.8%
France Government Bond OAT
04/25/17	3.750%	EUR	350,000	522,129
10/25/18	4.250%	EUR	770,000	1,202,087
11/25/18	1.000%	EUR	500,000	677,661
04/25/19	4.250%	EUR	228,000	358,487
10/25/20	2.500%	EUR	1,810,000	2,615,312

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
FRANCE (CONTINUED)
04/25/29	5.500%	EUR	$420,000	$761,792
French Treasury Note BTAN
02/25/16	2.250%	EUR	1,000,000	1,405,480
Total				7,542,948
GERMANY 8.6%
Bundesrepublik Deutschland
07/04/17	4.250%	EUR	555,000	850,366
01/04/19	3.750%	EUR	1,010,000	1,572,154
07/04/21	3.250%	EUR	600,000	931,800
07/04/28	4.750%	EUR	700,000	1,250,352
07/04/42	3.250%	EUR	300,000	468,498
Total				5,073,170
GUATEMALA 0.5%
Guatemala Government Bond Senior Unsecured (b)
06/06/22	5.750%		300,000	311,250
HUNGARY 0.1%
Hungary Government International Bond Senior Unsecured
07/18/16	3.500%	EUR	40,000	55,615
INDONESIA 2.8%
Indonesia Government International Bond
Senior Unsecured
04/20/15	7.250%		38,000	40,328
Indonesia Government International Bond (b)
Senior Unsecured
04/20/15	7.250%		80,000	84,900
Indonesia Treasury Bond
Senior Unsecured
07/15/17	10.000%	IDR	3,800,000,000	327,559
09/15/25	11.000%	IDR	5,830,000,000	533,581
Majapahit Holding BV (b)
08/07/19	8.000%		450,000	499,500
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		200,000	192,321
Total				1,678,189
ITALY 5.0%
Italy Buoni Poliennali Del Tesoro
12/01/18	3.500%	EUR	1,000,000	1,422,258
09/01/22	5.500%	EUR	1,000,000	1,542,103
Total				2,964,361

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
JAPAN 7.5%
Japan Government 20-Year Bond Senior Unsecured
09/20/29	2.100%	JPY	$80,000,000	$895,818
Japan Government 30-Year Bond
Senior Unsecured
03/20/33	1.100%	JPY	360,000,000	3,337,736
09/20/40	2.000%	JPY	20,000,000	212,257
Total				4,445,811
KAZAKHSTAN 0.4%
KazMunayGas National Co. JSC Senior Unsecured (b)
05/05/20	7.000%		200,000	220,784
LITHUANIA 0.2%
Lithuania Government International Bond Senior Unsecured (b)
03/09/21	6.125%		120,000	135,188
MEXICO 7.3%
Comision Federal de Electricidad Senior Unsecured (b)
05/26/21	4.875%		200,000	206,000
Mexican Bonos
12/13/18	8.500%	MXN	11,205,000	946,984
06/11/20	8.000%	MXN	13,300,000	1,100,303
05/31/29	8.500%	MXN	19,000,000	1,580,286
Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%		90,000	99,900
01/11/40	6.050%		40,000	42,400
Pemex Project Funding Master Trust
01/21/21	5.500%		300,000	319,500
02/24/25	5.500%	EUR	20,000	30,812
Total				4,326,185
NETHERLANDS 5.0%
Netherlands Government Bond (b)
07/15/18	4.000%	EUR	1,300,000	2,004,173
07/15/20	3.500%	EUR	600,000	923,067
Total				2,927,240
NEW ZEALAND 1.0%
New Zealand Government Bond
Senior Unsecured
12/15/17	6.000%	NZD	500,000	434,510
05/15/21	6.000%	NZD	150,000	133,267
Total				567,777

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
NORWAY 5.6%
Eksportfinans ASA
03/20/14	1.600%	JPY	$65,000,000	$635,468
Norway Government Bond
05/19/17	4.250%	NOK	5,240,000	903,433
05/22/19	4.500%	NOK	8,000,000	1,426,694
05/24/23	2.000%	NOK	2,150,000	321,949
Total				3,287,544
PANAMA 0.1%
Panama Government International Bond Senior Unsecured
01/26/36	6.700%		65,000	72,637
PERU 0.6%
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		200,000	249,000
11/21/33	8.750%		27,000	37,935
03/14/37	6.550%		45,000	51,187
Total				338,122
PHILIPPINES 1.0%
Philippine Government International Bond
Senior Unsecured
03/17/15	8.875%		105,000	113,925
01/15/21	4.950%	PHP	20,000,000	464,409
Total				578,334
POLAND 4.8%
Poland Government Bond
10/25/19	5.500%	PLN	7,200,000	2,414,467
10/25/21	5.750%	PLN	1,000,000	340,768
Poland Government International Bond Senior Unsecured
10/19/15	5.000%		50,000	53,595
Total				2,808,830
ROMANIA 0.6%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		300,000	339,485
RUSSIAN FEDERATION 3.5%
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
04/11/18	8.146%		200,000	231,500
03/07/22	6.510%		400,000	422,000
Russian Foreign Bond - Eurobond
Senior Unsecured
03/10/18	7.850%	RUB	20,000,000	569,121
03/31/30	7.500%		101,530	116,912

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
RUSSIAN FEDERATION (CONTINUED)
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	$15,000,000	$426,841
04/29/20	5.000%		100,000	106,520
03/31/30	7.500%		143,000	164,665
Total				2,037,559
SOUTH AFRICA 1.8%
South Africa Government Bond
01/15/20	7.250%	ZAR	11,000,000	931,310
South Africa Government International Bond Senior Unsecured
03/08/41	6.250%		120,000	123,150
Total				1,054,460
SPAIN 1.0%
Spain Government Bond Senior Unsecured
04/30/20	4.000%	EUR	400,000	578,889
SWEDEN 2.2%
Sweden Government Bond
08/12/17	3.750%	SEK	8,000,000	1,326,905
TURKEY 1.4%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%		200,000	200,005
Turkey Government International Bond
Senior Unsecured
03/30/21	5.625%		450,000	449,438
02/05/25	7.375%		140,000	151,725
Total				801,168
UNITED KINGDOM 6.9%
Network Rail Infrastructure Finance PLC Government Guaranteed
12/09/30	4.375%	GBP	60,000	108,525
United Kingdom Gilt
03/07/19	4.500%	GBP	700,000	1,301,601
09/07/20	3.750%	GBP	450,000	811,633
09/07/21	3.750%	GBP	430,000	775,302
03/07/25	5.000%	GBP	253,000	502,598
03/07/36	4.250%	GBP	300,000	557,123
Total				4,056,782
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured PIK
01/15/33	7.875%		40,000	49,450

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
URUGUAY (CONTINUED)
VENEZUELA 0.8%
Petroleos de Venezuela SA
11/02/17	8.500%	$500,000	$388,000
Venezuela Government International Bond Senior Unsecured
08/23/22	12.750%	84,000	68,880
Total			456,880
Total Foreign Government Obligations (Cost: $56,111,057)			$54,899,263

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.077% (d)(e)	1,864,066	$1,864,066
Total Money Market Funds (Cost: $1,864,066)		$1,864,066
Total Investments (Cost: $58,931,695) (f)		$57,718,596(g)
Other Assets & Liabilities, Net		1,185,609
Net Assets		$58,904,205

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at January 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	02/07/2014	1,159,420	2,800,000 USD	— BRL	(39)
J.P. Morgan Securities, Inc.	02/12/2014	2,000,000	651,572 PLN	17,370 USD	—
HSBC Securities (USA), Inc.	02/14/2014	2,560,000	2,398,868 CAD	100,829 USD	—
J.P. Morgan Securities, Inc.	02/14/2014	2,514,099	262,000,000 USD	50,363 JPY	—
HSBC Securities (USA), Inc.	02/21/2014	617,448	20,695,000 USD	— RUB	(31,046)
Credit Suisse	02/24/2014	5,000,000	5,497,768 CHF	— USD	(17,850)
Citigroup Global Markets Inc.	02/28/2014	1,839,555	6,150,000 USD	— MYR	(3,131)
Total				168,562	(52,066)

Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, cash totaling $70,475 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(5)	USD	(628,750)	03/2014	15	—
US 2YR NOTE	(4)	USD	(880,813)	04/2014	121	—
US 5YR NOTE	(69)	USD	(8,323,125)	03/2014	24,692	—
Total					24,828	—

Notes to Portfolio of Investments

(a)                                     Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $7,336,696 or 12.46% of net assets.

(c)                                     Principal and interest may not be guaranteed by the government.

(d)                                     The rate shown is the seven-day current annualized yield at January 31, 2014.

(e)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,085,789	3,520,347	(4,742,070)	1,864,066	336	1,864,066

(f)                                       At January 31, 2014, the cost of securities for federal income tax purposes was approximately $58,932,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,690,000
Unrealized Depreciation	(2,903,000)
Net Unrealized Depreciation	$(1,213,000)

(g)                                 Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal. The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	897,098	—	897,098
Inflation-Indexed Bonds	—	58,169	—	58,169
Foreign Government Obligations	—	54,899,263	—	54,899,263
Total Bonds	—	55,854,530	—	55,854,530
Mutual Funds
Money Market Funds	1,864,066	—	—	1,864,066
Total Mutual Funds	1,864,066	—	—	1,864,066
Investments in Securities	1,864,066	55,854,530	—	57,718,596
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	168,562	—	168,562
Futures Contracts	24,828	—	—	24,828
Liabilities
Forward Foreign Currency Exchange Contracts	—	(52,066)	—	(52,066)
Total	1,888,894	55,971,026	—	57,859,920

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period. Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Massachusetts Intermediate Municipal Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.0%
AIRPORT 2.8%
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	$3,000,000	$3,392,340
Revenue Bonds
Series 2005C (AMBAC)
07/01/15	5.000%	1,500,000	1,600,920
07/01/22	5.000%	3,500,000	3,712,555
Total			8,705,815
ASSISTED LIVING 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage VOA Concord
Series 2007
11/01/17	5.000%	435,000	444,357
11/01/27	5.125%	1,500,000	1,369,605
Total			1,813,962
HIGHER EDUCATION 18.3%
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2007P
07/01/20	5.000%	3,260,000	3,675,357
Brandeis University
Series 2010O-2
10/01/24	5.000%	5,000,000	5,656,650
Emerson College
Series 2006A
01/01/20	5.000%	870,000	936,903
01/01/21	5.000%	2,500,000	2,670,325
01/01/23	5.000%	1,000,000	1,054,290
Hampshire College
Series 2004
10/01/14	5.150%	45,000	45,719
Massachusetts College-Pharmacy & Allied Health
Series 2013
07/01/25	5.000%	675,000	768,690
Merrimack College
Series 2012A
07/01/27	5.000%	1,075,000	1,085,986
Mount Holyoke College
Series 2008
07/01/23	5.000%	1,285,000	1,451,510
Simmons College
Series 2013J
10/01/24	5.250%	500,000	556,345
10/01/25	5.500%	450,000	506,822
Wheelock College
Series 2007C
10/01/17	5.000%	960,000	1,051,574
Worcester Polytechnic Institute
Series 2007 (NPFGC)
09/01/22	5.000%	1,710,000	1,903,555
Massachusetts Health & Educational Facilities Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/32	5.000%	$2,440,000	$2,615,241
Boston College
Series 2008M-1
06/01/24	5.500%	3,000,000	3,609,510
Massachusetts Institute of Technology
Series 2002K
07/01/17	5.375%	2,275,000	2,640,979
07/01/22	5.500%	1,000,000	1,250,570
Series 2004M
07/01/19	5.250%	610,000	737,045
Northeastern University
Series 2008T-1
10/01/28	5.000%	1,750,000	1,894,340
Series 2008T-2
10/01/29	5.000%	4,045,000	4,332,478
Simmons College
Series 2009I
10/01/18	6.750%	1,365,000	1,629,578
Suffolk University
Series 2009A
07/01/24	6.000%	2,100,000	2,359,707
Tufts University
Series 2002J
08/15/16	5.500%	1,500,000	1,686,240
Series 2008
08/15/17	5.000%	1,145,000	1,315,078
Massachusetts State College Building Authority Revenue Bonds Series 2012A
05/01/29	5.000%	3,000,000	3,358,680
University of Massachusetts Building Authority
Revenue Bonds
Senior Series 2008-2 (AGM)
05/01/21	5.000%	1,510,000	1,700,003
Senior Series 2009-1
05/01/23	5.000%	5,000,000	5,664,750
Total			56,157,925
HOSPITAL 10.3%
Massachusetts Development Finance Agency
Revenue Bonds
Berkshire Health System
Series 2012G
10/01/26	5.000%	1,200,000	1,276,056
Boston Medical Center
Series 2012C
07/01/27	5.250%	3,695,000	3,860,905
Milford Regional Medical Center
Series 2014F
07/15/26	5.000%	315,000	319,114
Southcoast Health System Obligation Group
Series 2013
07/01/27	5.000%	1,050,000	1,147,199
UMASS Memorial Issue

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2011H
07/01/26	5.125%	$2,000,000	$2,033,220
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Caregroup
Series 1998B-2 (NPFGC)
02/01/27	5.375%	1,585,000	1,741,709
Series 2004D (NPFGC)
07/01/22	5.250%	1,000,000	1,118,070
Series 2008E-2
07/01/19	5.375%	4,675,000	5,291,118
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/17	5.000%	1,425,000	1,570,949
Milford Regional Medical
Series 2007E
07/15/17	5.000%	1,050,000	1,151,913
07/15/22	5.000%	1,500,000	1,538,055
Partners Healthcare
Series 2010J-2
07/01/22	5.000%	5,000,000	5,591,900
Partners Healthcare System
Series 2005F
07/01/17	5.000%	2,000,000	2,118,520
Series 2007G
07/01/18	5.000%	2,575,000	2,909,956
Total			31,668,684
HUMAN SERVICE PROVIDER 0.5%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/20	5.500%	1,355,000	1,375,393
JOINT POWER AUTHORITY 4.8%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	3,785,000	4,090,979
07/01/25	5.000%	2,000,000	2,122,800
Massachusetts Clean Energy Cooperative Corp. Revenue Bonds Municipal Lighting Plan Cooperative Series 2013
07/01/27	5.000%	2,720,000	3,037,914
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 6
Series 2012A
07/01/16	5.000%	2,000,000	2,207,760
Project No. 6
Series 2011
07/01/19	5.000%	2,760,000	3,203,008
Total			14,662,461

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION 1.4%
City of Fall River Limited General Obligation Refunding Bonds State Qualified Series 2012
03/01/21	4.000%	$335,000	$365,066
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM)
02/01/18	5.000%	1,500,000	1,680,015
City of Springfield Limited General Obligation Bonds State Qualified Municipal Purpose Loan Series 2003 (AGM)
08/01/21	4.500%	2,000,000	2,176,120
Puerto Rico Municipal Finance Agency Unrefunded Revenue Bonds Series 1997A (AGM) (a)
07/01/17	5.500%	185,000	185,013
Total			4,406,214
MUNICIPAL POWER 0.7%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	630,000	697,227
Puerto Rico Electric Power Authority Revenue Bonds Series 2002LL (NPFGC) (a)
07/01/17	5.500%	1,500,000	1,459,065
Total			2,156,292
OTHER BOND ISSUE 2.9%
Boston Housing Authority
Revenue Bonds
Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,357,382
04/01/23	5.000%	1,865,000	2,000,007
04/01/24	5.000%	3,260,000	3,469,064
Massachusetts Development Finance Agency Revenue Bonds Broad Institute Series 2011A
04/01/23	5.250%	1,000,000	1,141,170
Total			8,967,623
POOL / BOND BANK 5.2%
Massachusetts Water Pollution Abatement Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/15	5.250%	3,000,000	3,227,010
Series 2006
08/01/20	5.250%	3,000,000	3,653,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
Revenue Bonds
Pool Program
Series 2005-11
08/01/19	5.250%	$4,465,000	$5,399,435
State Revolving Fund
Series 2009-14
08/01/24	5.000%	3,100,000	3,544,881
Total			15,824,576
PREP SCHOOL 1.8%
Massachusetts Development Finance Agency
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/30	6.375%	3,055,000	3,257,119
Noble & Greenough School
Series 2011
04/01/21	4.000%	1,500,000	1,665,540
Park School
Series 2012
09/01/20	5.000%	150,000	172,822
09/01/21	5.000%	330,000	379,688
Total			5,475,169
REFUNDED / ESCROWED 9.1%
Commonwealth of Massachusetts
Prerefunded 08/01/14 Limited General Obligation Bonds
Consolidated Loan
Series 2004B (AMBAC)
08/01/22	5.000%	2,000,000	2,047,380
Commonwealth of Massachusetts (b)
Revenue Bonds
Capital Appreciation-Federal Highway
Series 1998A Escrowed to Maturity
06/15/15	0.000%	4,000,000	3,981,720
Massachusetts Development Finance Agency (c)
Prerefunded 05/01/19 Revenue Bonds
Dominion Energy Brayton 1
Series 2009
12/01/42	5.750%	3,460,000	4,244,866
Prerefunded 09/01/16 Revenue Bonds
Dominion Energy Brayton
Series 2010A
12/01/41	2.250%	2,260,000	2,362,491
Massachusetts School Building Authority Prerefunded 08/15/15 Revenue Bonds Series 2005A (AGM)
08/15/26	5.000%	5,000,000	5,365,150
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) (b)
05/01/28	0.000%	4,000,000	2,412,480
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 1998B Escrowed to Maturity (AGM/TCRS)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
08/01/15	5.500%	$1,095,000	$1,181,220
Revenue Bonds
General
Series 2002J Escrowed to Maturity (AGM/TCRS)
08/01/15	5.250%	3,000,000	3,224,970
Puerto Rico Highways & Transportation Authority Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (a)
07/01/22	5.250%	1,075,000	1,315,972
Town of Sandwich Prerefunded 07/15/15 Unlimited General Obligation Bonds Series 2005 (NPFGC)
07/15/18	5.000%	1,575,000	1,699,709
Total			27,835,958
RETIREMENT COMMUNITIES 0.5%
Massachusetts Development Finance Agency
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007
10/01/17	5.000%	845,000	868,567
10/01/18	5.000%	515,000	524,456
Total			1,393,023
SPECIAL NON PROPERTY TAX 9.5%
Commonwealth of Massachusetts Revenue Bonds Series 2004 (NPFGC)
01/01/19	5.250%	750,000	875,452
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2003A
07/01/17	5.250%	1,000,000	1,154,810
07/01/19	5.250%	625,000	751,900
Senior Series 2004C
07/01/18	5.250%	1,000,000	1,182,220
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,591,519
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,257,680
Senior Series 2008B
07/01/23	5.000%	910,000	1,090,544
Massachusetts School Building Authority
Revenue Bonds
Series 2007A (AMBAC)
08/15/18	5.000%	5,000,000	5,678,800
Senior Revenue Bonds
Series 2011B
10/15/27	5.000%	4,000,000	4,499,240
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	950,000	978,120
Virgin Islands Public Finance Authority (a)
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Gross Receipts Taxes
Series 2012A
10/01/22	4.000%	$2,000,000	$2,095,160
Revenue Bonds
Senior Lien-Matching Fund Loan Note
Series 2010A
10/01/25	5.000%	2,755,000	2,921,705
Total			29,077,150
SPECIAL PROPERTY TAX 1.4%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/25	5.000%	3,210,000	3,583,162
07/01/27	5.000%	775,000	848,757
Total			4,431,919
STATE APPROPRIATED 0.9%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/17	6.000%	540,000	631,784
08/01/21	6.000%	1,750,000	2,089,237
Total			2,721,021
STATE GENERAL OBLIGATION 15.8%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	3,500,000	4,181,940
Series 2008A
08/01/16	5.000%	2,000,000	2,229,060
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,862,250
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	6,106,750
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	3,071,050
Series 2004B
08/01/20	5.250%	3,000,000	3,634,080
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	4,858,640
Unlimited General Obligation Refunding Bonds
Series 2003D (AGM)
10/01/19	5.500%	3,500,000	4,274,725
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,189,100
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,652,366
Series 2008A
09/01/15	5.000%	3,000,000	3,228,150
Total			48,288,111

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STUDENT LOAN 2.6%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/22	5.500%	$4,625,000	$5,138,837
Series 2009I
01/01/18	5.125%	2,720,000	2,924,898
Total			8,063,735
TRANSPORTATION 0.3%
Woods Hole Martha’s Vineyard & Nantucket Steamship Authority Revenue Bonds Series 2004B
03/01/18	5.000%	975,000	1,022,658
TURNPIKE / BRIDGE / TOLL ROAD 1.6%
Massachusetts Department of Transportation
Revenue Bonds
Senior Series 2010B
01/01/22	5.000%	2,180,000	2,446,091
01/01/32	5.000%	2,400,000	2,513,664
Total			4,959,755
WATER & SEWER 7.0%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2005A (NPFGC/TCRS)
08/01/17	5.250%	6,000,000	6,946,680
Series 2007B (AGM/TCRS)
08/01/23	5.250%	5,500,000	6,688,935
Series 2012B
08/01/28	5.000%	5,000,000	5,666,800
Revenue Bonds
General
Series 2002J (AGM/TCRS)
08/01/18	5.250%	1,000,000	1,184,600
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2008A (AGM) (a)
07/01/16	5.000%	1,000,000	990,890
Total			21,477,905
Total Municipal Bonds (Cost: $279,111,757)			$300,485,349

		Shares	Value

Money Market Funds 1.0%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (d)		527,254	$527,254

	Shares	Value

Money Market Funds (continued)
JPMorgan Tax-Free Money Market Fund, 0.010% (d)	2,627,911	$2,627,911
Total Money Market Funds (Cost: $3,155,165)		$3,155,165

Total Investments
(Cost: $282,266,922) (e)	$303,640,514(f)
Other Assets & Liabilities, Net	3,044,505
Net Assets	$306,685,019

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2014, the value of these securities amounted to $10,643,152 or 3.47% of net assets.

(b)	Zero coupon bond.
(c)	Variable rate security.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(e)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $282,267,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$22,537,000
Unrealized Depreciation	(1,163,000)
Net Unrealized Appreciation	$21,374,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BNY	Bank of New York
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	300,485,349	—	300,485,349
Total Bonds	—	300,485,349	—	300,485,349
Mutual Funds
Money Market Funds	3,155,165	—	—	3,155,165
Total Mutual Funds	3,155,165	—	—	3,155,165
Total	3,155,165	300,485,349	—	303,640,514

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia New York Tax-Exempt Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.3%
AIR TRANSPORTATION 4.6%
New York City Industrial Development Agency (a)
Refunding Revenue Bonds
Trips Obligated Group
Senior Series 2012A AMT
07/01/28	5.000%	$2,000,000	$1,930,180
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/15	5.500%	1,500,000	1,565,940
New York City Industrial Development Agency (a)(b)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/24	5.500%	2,000,000	2,141,120
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,164,880
Total			7,802,120
ASSISTED LIVING 0.7%
Mount Vernon Industrial Development Agency
Revenue Bonds
Wartburg Senior Housing, Inc. - Meadowview
Series 1999
06/01/19	6.150%	590,000	590,354
06/01/29	6.200%	615,000	614,920
Total			1,205,274
HIGHER EDUCATION 11.2%
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A
07/01/21	5.000%	675,000	782,912
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012
09/01/25	5.000%	295,000	326,170
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03/01/26	4.750%	1,210,000	1,238,750
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 5th General Resolution
Series 2008B
07/01/27	5.000%	1,000,000	1,108,510
Cornell University
Series 2006A
07/01/31	5.000%	1,000,000	1,068,710
Culinary Institute of America
Series 2012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
07/01/34	5.000%	$350,000	$352,614
Manhattan Marymount College
Series 2009
07/01/29	5.250%	1,500,000	1,534,665
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	1,000,000	1,031,650
Pratt Institute
Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,038,960
St. John’s University
Series 2007A (NPFGC)
07/01/32	5.250%	1,000,000	1,040,490
Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,390,233
Series 2012A
07/01/27	5.000%	240,000	260,035
State University Dormitory Facilities
Series 2011A
07/01/31	5.000%	1,000,000	1,082,270
Teacher’s College
Series 2009
03/01/39	5.500%	500,000	528,520
The New School
Series 2010
07/01/40	5.500%	1,500,000	1,595,625
Niagara Area Development Corp. Revenue Bonds Niagra University Project Series 2012A
05/01/35	5.000%	500,000	507,050
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007
10/01/27	5.000%	750,000	763,260
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007
07/01/31	5.000%	1,000,000	1,028,070
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009
07/01/39	5.750%	1,000,000	1,043,340
Yonkers Industrial Development Agency Revenue Bonds Sarah Lawrence College Project Series 2001A
06/01/29	6.000%	1,000,000	1,090,130
Total			18,811,964

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL 18.4%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	$2,000,000	$2,105,840
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/32	5.000%	1,350,000	1,391,715
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,297,280
New York State Dormitory Authority
Revenue Bonds
Kaleida Health
Series 2006 (FHA)
02/15/35	4.700%	1,000,000	1,001,880
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	2,275,000	2,456,659
Series 2011A
07/01/41	5.000%	2,000,000	2,057,300
NYU Hospital Center
Series 2007B
07/01/37	5.625%	1,000,000	1,041,650
New York Hospital Medical Center
Series 2007 (FHA)
02/15/37	4.750%	975,000	984,867
New York University Hospital Center
Series 2006A
07/01/20	5.000%	500,000	549,760
Series 2007B
07/01/24	5.250%	640,000	679,360
Series 2011A
07/01/31	5.750%	800,000	867,680
North Shore-Long Island Jewish Obligation Group
Series 2007A
05/01/32	5.000%	1,000,000	1,020,040
Series 2009A
05/01/37	5.500%	2,000,000	2,107,740
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,900,000	1,900,190
University of Rochester
Series 2007B
07/01/27	5.000%	1,000,000	1,081,020
Series 2009A
07/01/39	5.125%	1,000,000	1,090,830
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B
12/01/32	5.250%	500,000	510,740

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Suffolk County Economic Development Corp. Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	$3,500,001	$3,633,770
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010C-2
11/01/37	6.125%	1,850,000	2,022,050
Series 2011A
11/01/30	5.000%	2,000,000	2,077,940
Total			30,878,311
HUMAN SERVICE PROVIDER 0.6%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	1,008,090
INDEPENDENT POWER 0.5%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	930,000	915,818
INVESTOR OWNED 2.1%
New York State Energy Research & Development Authority Revenue Bonds Brooklyn Union Gas Co. Project Series 1996 (NPFGC)
01/01/21	5.500%	2,000,000	2,007,680
Series 1993 (b)
04/01/20	12.371%	1,500,000	1,504,860
Total			3,512,540
JOINT POWER AUTHORITY 0.6%
Puerto Rico Electric Power Authority Revenue Bonds Series 2013A (c)
07/01/36	6.750%	1,500,000	1,047,015
LOCAL APPROPRIATION 1.3%
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities Series 1998 (d)
08/01/19	0.000%	1,200,000	1,101,384

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Suffolk County Judicial Facilities Agency Revenue Bonds H. Lee Dennison Building Series 2013
11/01/25	5.000%	$1,000,000	$1,062,980
Total			2,164,364
LOCAL GENERAL OBLIGATION 7.3%
City of New York
Unlimited General Obligation Bonds
Series 2010B
08/01/21	5.000%	500,000	579,800
Series 2013J
08/01/24	5.000%	1,000,000	1,150,130
Subordinated Series 2009I-1
04/01/27	5.125%	1,500,000	1,698,630
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT (a)
11/01/36	5.000%	1,750,000	1,784,790
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/15	6.000%	1,250,000	1,316,938
County of Rockland General Obligation Limited Notes RAN Series 2013B
06/27/14	1.750%	1,220,000	1,219,756
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC)
02/15/19	6.200%	1,005,000	1,233,004
New York State Dormitory Authority Revenue Bonds School Districts Bond Financing Series 2013F
10/01/21	5.000%	1,000,000	1,172,830
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/24	5.000%	500,000	577,125
Town of Ramapo Refunding General Obligation Limited Notes BAN Series 2013
05/28/14	4.700%	1,500,000	1,507,155
Total			12,240,158

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY 2.4%
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/25	4.500%	$165,000	$171,889
Series 2009C-1
11/01/34	5.500%	500,000	523,585
Series 2009M
11/01/45	5.150%	1,250,000	1,278,137
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	1,945,000	2,015,584
Total			3,989,195
MUNICIPAL POWER 2.4%
Long Island Power Authority
Revenue Bonds
Series 2008A
05/01/33	6.000%	1,000,000	1,135,670
Series 2009A
04/01/23	5.000%	750,000	815,910
Series 2012A
09/01/37	5.000%	2,000,000	2,069,040
Total			4,020,620
NURSING HOME 0.3%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	690,000	582,043
OTHER BOND ISSUE 0.3%
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	520,000	533,494
OTHER INDUSTRIAL DEVELOPMENT BOND 2.1%
New York Liberty Development Corp. Revenue Bonds Goldman Sachs Headquarters Series 2007
10/01/37	5.500%	1,000,000	1,092,320
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT (a)
03/01/24	5.750%	2,000,000	2,368,640
Total			3,460,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK 2.7%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM)
10/01/36	5.125%	$1,000,000	$1,074,820
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds-Pooled Financing
Series 2005B
04/15/35	5.500%	1,000,000	1,192,240
Series 2009A
06/15/34	5.000%	2,000,000	2,185,760
Total			4,452,820
PORTS 3.9%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/28	5.375%	2,000,000	2,339,340
Consolidated 93rd
Series 1994
06/01/94	6.125%	2,250,000	2,543,377
Port Authority of New York & New Jersey (a)
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) AMT
10/01/21	5.000%	1,000,000	1,074,040
Consolidated 147th
Series 2007 (NPFGC) AMT
10/15/26	5.000%	500,000	535,800
Total			6,492,557
PREP SCHOOL 1.9%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013A
04/01/33	5.000%	1,000,000	952,530
International Leadership Charter School
Series 2013
07/01/33	5.750%	1,500,000	1,372,185
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	750,000	815,175
Total			3,139,890

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RECREATION 1.8%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	$500,000	$520,005
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/24	5.000%	500,000	496,510
Yankee Stadium Pilot
Series 2009 (AGM)
03/01/49	7.000%	250,000	289,203
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2008-1A
04/01/31	5.000%	750,000	824,182
Revenue Bonds
Lincoln Center
Series 2008C
12/01/18	5.250%	750,000	881,392
Total			3,011,292
REFUNDED / ESCROWED 2.4%
Greece Central School District Unlimited General Obligation Bonds Series 1992 (FGIC)
06/15/16	6.000%	500,000	566,130
New York State Dormitory Authority Prerefunded 07/01/18 Revenue Bonds Rochester Institute of Technology Series 2008A
07/01/33	6.000%	1,000,000	1,215,490
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	1,800,000	2,198,106
Total			3,979,726
RETIREMENT COMMUNITIES 3.0%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A
07/01/28	6.750%	500,000	509,005
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012
07/01/29	5.000%	1,000,000	1,035,910

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12/01/40	6.000%	$1,225,000	$1,292,902
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	1,335,000	1,365,865
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/42	6.000%	1,000,000	758,490
Total			4,962,172
SINGLE FAMILY 0.3%
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT (a)
10/01/21	4.600%	500,000	511,960
SPECIAL NON PROPERTY TAX 5.9%
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11/15/26	5.300%	700,000	792,148
Series 2009B
11/15/34	5.000%	1,000,000	1,053,800
Nassau County Interim Finance Authority Revenue Bonds Secured Sales Tax Series 2009A
11/15/24	5.000%	250,000	285,482
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/22	5.000%	1,000,000	1,127,990
Series 2009S-5
01/15/32	5.000%	1,000,000	1,073,330
New York City Transitional Finance Authority
Refunded Revenue Bonds
Future Tax Secured
Subordinated Series 2012B
11/01/30	5.000%	500,000	549,750
Subordinated Revenue Bonds
Future Tax Secured
Series 2007B
11/01/26	5.000%	1,035,000	1,158,631
New York State Dormitory Authority
Revenue Bonds
Education
Series 2008B
03/15/36	5.750%	500,000	567,865

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Series 2009A
03/15/28	5.000%	$1,545,000	$1,726,352
New York State Thruway Authority Highway & Bridge Trust Fund
Revenue Bonds
Series 2005A (NPFGC)
04/01/25	5.000%	500,000	526,245
Series 2009A-1
04/01/29	5.000%	1,000,000	1,079,610
Total			9,941,203
STATE APPROPRIATED 4.7%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District Buffalo Project
Series 2011A
05/01/32	5.250%	1,000,000	1,083,170
Series 2013A
05/01/26	5.000%	1,000,000	1,121,550
New York Local Government Assistance Corp. Refunding Revenue Bonds Senior Lien Series 2007A
04/01/19	5.000%	1,000,000	1,126,390
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/20	6.000%	2,000,000	2,400,380
NYSARC, Inc.
Series 2012A
07/01/22	5.000%	890,000	1,020,118
State University Educational Facilities
Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,159,400
Total			7,911,008
STUDENT LOAN —%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009
11/01/26	4.750%	75,000	77,399
TRANSPORTATION 6.3%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,454,287
Series 2005F
11/15/35	5.000%	500,000	509,300
Series 2006A
11/15/22	5.000%	750,000	830,670
Series 2010D
11/15/34	5.000%	1,350,000	1,408,280
Series 2011D
11/15/36	5.000%	1,000,000	1,041,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION (CONTINUED)
Series 2012E
11/15/31	5.000%	$2,000,000	$2,128,560
Transportation System
Series 2013-A
11/15/32	5.000%	2,000,000	2,120,300
Series 2013B
11/15/22	5.000%	1,000,000	1,148,590
Total			10,641,137
TURNPIKE / BRIDGE / TOLL ROAD 5.1%
New York State Thruway Authority
Revenue Bonds
General Revenue
Series 2012I
01/01/32	5.000%	2,000,000	2,117,800
Series 2005F (AMBAC)
01/01/25	5.000%	2,000,000	2,074,860
New York State Thruway Authority (e)
Revenue Bonds
Series 2014J
01/01/41	5.000%	2,000,000	2,087,340
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Subordinated Series 2013-A
11/15/27	5.000%	2,000,000	2,224,320
Total			8,504,320
WATER & SEWER 5.5%
Great Neck North Water Authority Revenue Bonds Series 2008
01/01/33	5.000%	690,000	724,590
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2011AA
06/15/44	5.000%	1,000,000	1,036,740
Revenue Bonds
Fiscal 2009
Series 2008A
06/15/40	5.750%	1,000,000	1,116,960
New York Water & Sewer System
Revenue Bonds
Series 2008CC
06/15/34	5.000%	3,500,000	3,684,870

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Series 2009EE
06/15/40	5.250%	$500,000	$529,920
Niagara Falls Public Water Authority Revenue Bonds Series 2013A
07/15/29	5.000%	1,000,000	1,066,710
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008
09/01/38	5.250%	1,000,000	1,043,330
Total			9,203,120
Total Municipal Bonds (Cost: $157,292,862)			$165,000,570
Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.5%
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds VRDN Series 2005B-2C (U.S. Bank) (f)(g)
01/01/32	0.040%	$895,000	$895,000
Total Floating Rate Notes (Cost: $895,000)			$895,000

		Shares	Value

Money Market Funds 0.3%
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000% (h)		254,868	$254,868
JPMorgan Tax-Free Money Market Fund, 0.010% (h)		197,444	197,444
Total Money Market Funds (Cost: $452,312)			$452,312
Total Investments
(Cost: $158,640,174) (i)			$166,347,882(j)
Other Assets & Liabilities, Net			1,452,849
Net Assets			$167,800,731

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2014, the value of these securities amounted to $1,047,015 or 0.62% of net assets.

(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2014.

(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(i)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $158,640,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,896,000
Unrealized Depreciation	(2,188,000)
Net Unrealized Appreciation	$7,708,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	165,000,570	—	165,000,570
Total Bonds	—	165,000,570	—	165,000,570
Short-Term Securities
Floating Rate Notes	—	895,000	—	895,000
Total Short-Term Securities	—	895,000	—	895,000
Mutual Funds
Money Market Funds	452,312	—	—	452,312
Total Mutual Funds	452,312	—	—	452,312
Total	452,312	165,895,570	—	166,347,882

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia New York Intermediate Municipal Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.8%
DISPOSAL 2.4%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	$3,500,000	$3,937,220
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	945,735
04/01/20	5.000%	870,000	988,773
Total			5,871,728
HIGHER EDUCATION 11.5%
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A
07/01/20	5.000%	1,055,000	1,228,822
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/24	5.000%	600,000	671,712
09/01/25	5.000%	300,000	331,698
New York State Dormitory Authority
Revenue Bonds
Barnard College
Series 2007A (NPFGC)
07/01/18	5.000%	1,745,000	1,961,938
Cornell University
Series 2006A
07/01/21	5.000%	2,350,000	2,586,316
Series 2009A
07/01/25	5.000%	1,000,000	1,150,120
Culinary Institute of America
Series 2012
07/01/28	5.000%	500,000	522,325
Mount Sinai School of Medicine
Series 2009
07/01/27	5.500%	4,000,000	4,338,120
Series 2010A
07/01/21	5.000%	1,000,000	1,137,840
New York University
Series 1998A (NPFGC)
07/01/17	6.000%	2,475,000	2,917,085
07/01/20	5.750%	2,000,000	2,451,580
Series 2001-1 (AMBAC)
07/01/15	5.500%	1,205,000	1,291,362
Rochester Institute of Technology
Series 2010
07/01/21	5.000%	1,000,000	1,140,700
St. John’s University
Series 2012A
07/01/27	5.000%	470,000	509,236
Teachers College
Series 2009
03/01/24	5.000%	1,000,000	1,085,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Oneida County Industrial Development Agency (a)
Revenue Bonds
Hamilton College Project
Series 2007A (NPFGC)
07/01/18	0.000%	$1,000,000	$923,460
07/01/20	0.000%	1,000,000	821,070
St. Lawrence County Industrial Development Agency Revenue Bonds St. Lawrence University Series 2009A
10/01/16	5.000%	3,000,000	3,340,170
Total			28,408,914
HOSPITAL 12.4%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/22	5.750%	500,000	556,075
11/15/27	5.250%	1,000,000	1,052,920
Series 2008E
11/15/22	5.250%	500,000	541,480
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013-A
12/01/24	5.000%	1,085,000	1,212,184
12/01/25	5.000%	1,115,000	1,236,591
12/01/27	5.000%	1,225,000	1,329,076
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005
08/01/22	5.000%	700,000	731,836
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	1,840,000	2,100,691
07/01/20	5.000%	2,815,000	3,192,294
New York State Dormitory Authority
Revenue Bonds
Long Island Jewish Obligated Group
Series 2006A
11/01/19	5.000%	1,000,000	1,084,510
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/27	5.000%	500,000	552,180
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	1,725,000	1,862,741
Series 2011A
07/01/31	5.000%	2,000,000	2,081,580
New York Methodist Hospital
Series 2004
07/01/24	5.250%	1,000,000	1,007,330

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
New York University Hospital Center
Series 2006A
07/01/20	5.000%	$3,000,000	$3,298,560
Series 2011A
07/01/23	5.125%	1,000,000	1,102,310
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,000,000	4,205,400
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,350,000	1,350,135
United Health Services Hospitals
Series 2009 (FHA)
08/01/18	4.500%	1,000,000	1,084,510
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2007B
12/01/22	5.000%	500,000	526,235
12/01/27	5.125%	500,000	514,970
Total			30,623,608
INVESTOR OWNED 1.2%
New York State Energy Research & Development Authority Revenue Bonds Rochester Gas & Electric Corp. Series 2004A (NPFGC) (b)
05/15/32	4.750%	2,650,000	2,864,146
LOCAL APPROPRIATION 1.1%
New York State Dormitory Authority Revenue Bonds Municipal Health Facilities Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,797,500
LOCAL GENERAL OBLIGATION 12.8%
City of New York
Unlimited General Obligation Bonds
Series 2005G
08/01/16	5.250%	500,000	558,865
Series 2007C
01/01/15	5.000%	4,000,000	4,175,760
Series 2007D-1
12/01/21	5.000%	2,000,000	2,283,060
Subordinated Series 2008I-1
02/01/23	5.000%	2,000,000	2,240,100
Unlimited General Obligation Refunding Bonds
Series 2007D
02/01/24	5.000%	2,000,000	2,217,640
City of Utica
Refunding Limited General Obligation Bonds
Public Improvement
Series 2013
04/01/18	4.000%	1,515,000	1,625,171

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
04/01/19	4.000%	$1,575,000	$1,691,203
City of Yonkers
Refunding Limited General Obligation Bonds
Series 2012-A
07/01/18	4.000%	2,000,000	2,176,220
Unrefunded Unlimited General Obligation Bonds
Series 2005B (NPFGC)
08/01/21	5.000%	1,825,000	1,878,746
08/01/22	5.000%	1,920,000	1,969,498
County of Albany Unlimited General Obligation Bonds Series 2006 (XLCA)
09/15/20	4.125%	1,000,000	1,074,190
County of Erie Limited General Obligation Bonds Public Improvement Series 2012A
04/01/25	5.000%	500,000	556,050
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/16	6.000%	1,210,000	1,326,414
County of Nassau Unlimited General Obligation Improvement Bonds Series 2010A
04/01/18	4.000%	1,340,000	1,472,821
County of Suffolk Limited General Obligation Refunding Bonds Series 2012A
04/01/20	5.000%	1,680,000	1,905,876
Ramapo Local Development Corp. Refunding Revenue Bonds Guaranteed Series 2013
03/15/28	5.000%	2,180,000	2,334,824
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC)
10/15/24	4.250%	1,000,000	1,030,780
Three Village Central School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/01/18	5.000%	1,000,000	1,164,730
Total			31,681,948
MULTI-FAMILY 1.6%
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008-A1
06/01/33	5.000%	1,700,000	1,775,191
Tompkins County Development Corp.
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Tompkins Cortland Community College
Series 2013
07/01/17	5.000%	$1,005,000	$1,094,003
07/01/18	5.000%	1,045,000	1,148,068
Total			4,017,262
MUNICIPAL POWER 2.3%
Long Island Power Authority
Revenue Bonds
General
Series 2011A
05/01/21	5.000%	1,000,000	1,139,940
Series 2009A
04/01/21	5.250%	1,000,000	1,109,680
04/01/22	5.500%	3,000,000	3,354,060
Total			5,603,680
NURSING HOME 1.6%
Rensselaer Municipal Leasing Corp. Revenue Bonds Rensselaer County Nursing Home Series 2009A
06/01/19	5.000%	4,000,000	4,039,600
OTHER BOND ISSUE 1.5%
New York City Industrial Development Agency Revenue Bonds United Jewish Appeal Federal Project Series 2004A
07/01/27	5.000%	625,000	635,375
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011
11/15/31	5.000%	2,350,000	2,502,562
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	465,000	477,067
Total			3,615,004
POOL / BOND BANK 6.8%
New York Municipal Bond Bank Agency Revenue Bonds Subordinated Series 2009C-1
02/15/18	5.000%	3,000,000	3,427,740
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2008A (AGM)
10/01/23	5.000%	3,000,000	3,405,030
Series 2009C (AGM)
10/01/22	5.000%	3,000,000	3,389,220

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
Series 2012B
10/01/26	5.000%	$3,000,000	$3,318,990
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,446,910
Total			16,987,890
PORTS 2.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 135th
Series 2004 (XLCA)
09/15/28	5.000%	1,500,000	1,522,320
Consolidated 161st
Series 2009
10/15/31	5.000%	3,390,000	3,739,611
Total			5,261,931
PREP SCHOOL 0.4%
Build NYC Resource Corp. Revenue Bonds International Leadership Charter School Series 2013
07/01/23	5.000%	1,000,000	959,330
RECREATION 3.7%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	500,000	520,005
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/19	5.000%	850,000	885,513
Pilot-Yankee Stadium
Series 2006 (NPFGC)
03/01/15	5.000%	1,150,000	1,199,358
YMCA of Greater New York Project
Series 2006
08/01/26	5.000%	1,000,000	1,026,900
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A
04/01/26	5.000%	4,850,000	5,504,798
Total			9,136,574

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED 9.0%
City of New York Prerefunded 12/01/14 Unlimited General Obligation Bonds Series 2004-G
12/01/19	5.000%	$1,145,000	$1,191,247
City of Yonkers
Prerefunded Unlimited General Obligation Bonds
Series 2005B (NPFGC)
08/01/21	5.000%	600,000	642,846
08/01/22	5.000%	625,000	669,631
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (a)
09/01/20	0.000%	2,210,000	1,926,413
Metropolitan Transportation Authority Prerefunded 10/01/15 Revenue Bonds Series 1998A (FGIC)
04/01/23	5.000%	2,000,000	2,156,660
Nassau County Interim Finance Authority Prerefunded 11/15/14 Revenue Bonds Sales Tax Secured Series 2004H (AMBAC)
11/15/15	5.250%	1,500,000	1,560,315
New York State Dormitory Authority
Prerefunded 08/15/14 Revenue Bonds
Presbyterian Hospital
Series 2007 (AGM)
08/15/23	5.250%	250,000	256,845
New York State Dormitory Authority (a)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/25	0.000%	3,750,000	2,645,400
New York State Thruway Authority Highway & Bridge Trust Fund Prerefunded 04/01/15 Revenue Bonds Series 2005A (NPFGC)
04/01/22	5.000%	500,000	528,045
Onondaga County Water Authority
Prerefunded 09/15/15 Revenue Bonds
General
Series 2005A (AMBAC)
09/15/22	5.000%	895,000	963,924
09/15/23	5.000%	940,000	1,012,389
Puerto Rico Highways & Transportation Authority Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (c)
07/01/22	5.250%	355,000	434,577
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/30	5.500%	2,000,000	2,442,340
Prerefunded 05/15/18 Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
General Purpose
Series 2008A
11/15/21	5.000%	$2,000,000	$2,346,160
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/17	5.500%	1,185,000	1,291,105
Series 2006A
11/15/19	5.000%	2,000,000	2,251,760
Total			22,319,657
RETIREMENT COMMUNITIES 0.7%
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/26	5.000%	740,000	778,643
07/01/27	5.000%	700,000	728,231
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	335,000	342,745
Total			1,849,619
SPECIAL NON PROPERTY TAX 9.2%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC)
11/15/18	5.250%	800,000	946,656
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2007S-2 (NPFGC)
01/15/21	5.000%	4,300,000	4,762,551
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2009A-1
05/01/27	5.000%	5,000,000	5,668,350
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,226,160
New York State Housing Finance Agency Revenue Bonds Series 2008A
09/15/19	5.000%	1,400,000	1,589,644
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2008A
04/01/21	5.000%	1,000,000	1,134,230

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
New York State Thruway Authority Revenue Bonds Transportation Series 2007A
03/15/22	5.000%	$1,000,000	$1,135,200
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (c)
07/01/22	5.500%	2,250,000	1,612,080
Virgin Islands Public Finance Authority (c)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	1,740,000	1,883,498
Revenue Bonds
Senior Lien-Matching Fund Loan Note
Series 2010A
10/01/25	5.000%	2,755,000	2,921,705
Total			22,880,074
STATE APPROPRIATED 8.9%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2008A (AGM)
05/01/18	5.000%	1,000,000	1,156,540
Series 2011A
05/01/30	5.250%	1,440,000	1,574,971
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,000,000	3,388,950
Revenue Bonds
Schools Program
Series 2000
07/01/20	6.250%	1,385,000	1,391,898
Series 2009
02/15/18	5.500%	1,000,000	1,173,360
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/21	5.500%	1,000,000	1,211,730
Series 1993A
05/15/15	5.250%	2,000,000	2,061,180
05/15/19	5.500%	2,500,000	2,946,125
Series 2000C (AGM)
05/15/17	5.750%	1,250,000	1,449,250
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/26	5.000%	3,125,000	3,443,781
Series 2008C
01/01/22	5.000%	2,000,000	2,238,460
Total			22,036,245
TRANSPORTATION 5.7%
Metropolitan Transportation Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION (CONTINUED)
Revenue Bonds
Series 2005B (AMBAC)
11/15/24	5.250%	$750,000	$869,535
Series 2006 (CIFG/TCRS)
11/15/22	5.000%	2,280,000	2,525,237
Series 2006B
11/15/16	5.000%	1,500,000	1,682,370
Series 2007B
11/15/22	5.000%	1,500,000	1,683,150
Series 2008C
11/15/23	6.250%	3,570,000	4,219,311
Series 2010D
11/15/28	5.250%	3,000,000	3,256,110
Total			14,235,713
TURNPIKE / BRIDGE / TOLL ROAD 3.0%
New York State Thruway Authority Revenue Bonds General Revenue Series 2012I
01/01/23	5.000%	1,500,000	1,720,215
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM)
10/01/19	4.000%	2,000,000	2,168,060
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Purpose Series 2011A
01/01/25	5.000%	3,000,000	3,440,430
Total			7,328,705
WATER & SEWER 0.9%
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/28	5.100%	1,155,000	1,244,143
Water Service
Series 2008
09/01/28	5.100%	1,060,000	1,117,886
Total			2,362,029
Total Municipal Bonds (Cost: $229,111,586)			$244,881,157

	Shares	Value

Money Market Funds 0.6%

Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000% (d)	433,838	$433,838

	Shares	Value

Money Market Funds (continued)
JPMorgan Tax-Free Money Market Fund, 0.010% (d)	1,017,838	$1,017,838
Total Money Market Funds (Cost: $1,451,676)		$1,451,676

Total Investments
(Cost: $230,563,262) (e)	$246,332,833(f)
Other Assets & Liabilities, Net	1,621,609
Net Assets	$247,954,442

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2014, the value of these securities amounted to $6,851,860 or 2.76% of net assets.

(d)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(e)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $230,563,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,756,000
Unrealized Depreciation	(986,000)
Net Unrealized Appreciation	$15,770,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	244,881,157	—	244,881,157
Total Bonds	—	244,881,157	—	244,881,157
Mutual Funds
Money Market Funds	1,451,676	—	—	1,451,676
Total Mutual Funds	1,451,676	—	—	1,451,676
Total	1,451,676	244,881,157	—	246,332,833

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Strategic Income Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 45.7%
Aerospace & Defense 0.6%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$6,354,000		$6,036,300
Bombardier, Inc. (b)
Senior Notes
01/15/23	6.125%		3,399,000	3,339,517
Senior Unsecured
03/15/20	7.750%		27,000	29,869
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%		2,765,000	2,823,369
TransDigm, Inc.
10/15/20	5.500%		317,000	313,830
Total				12,542,885
Automotive 0.8%
American Axle & Manufacturing, Inc.
02/15/19	5.125%		1,285,000	1,320,338
03/15/21	6.250%		1,620,000	1,721,250
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%		3,221,000	3,611,546
General Motors Co. Senior Unsecured (b)
10/02/23	4.875%		2,840,000	2,875,500
Jaguar Land Rover Automotive PLC (b)
12/15/18	4.125%		1,433,000	1,443,748
Titan International, Inc. Senior Secured (b)
10/01/20	6.875%		1,276,000	1,336,610
Visteon Corp.
04/15/19	6.750%		5,371,000	5,652,977
Total				17,961,969
Banking 1.6%
Ally Financial, Inc.
03/15/20	8.000%		6,221,000	7,418,543
09/15/20	7.500%		7,069,000	8,306,075
BES Investimento do Brasil SA Senior Unsecured (b)
03/25/15	5.625%		1,000,000	1,010,000
BanColombia SA Senior Unsecured
06/03/21	5.950%		1,600,000	1,668,000
Banco de Credito del Peru Subordinated Notes (b)(c)
10/15/22	7.170%	PEN	2,000,000	703,507
Bank of America Corp. Senior Unsecured
07/24/23	4.100%		2,165,000	2,184,325

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Citigroup, Inc. Senior Unsecured
10/25/23	3.875%	$2,195,000	$2,165,012
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/22/23	3.625%	2,240,000	2,181,212
Grupo Aval Ltd. (b)
09/26/22	4.750%	1,000,000	927,500
Industrial Senior Trust (b)
11/01/22	5.500%	1,000,000	910,000
JPMorgan Chase & Co. Senior Unsecured
02/01/24	3.875%	2,190,000	2,186,246
Lloyds Banking Group PLC (b)(c)
12/31/49	6.657%	230,000	221,375
Morgan Stanley Senior Unsecured
02/25/23	3.750%	1,525,000	1,502,425
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	3,705,000	4,168,125
Total			35,552,345
Brokerage 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	2,708,000	2,911,100
Nuveen Investments, Inc. Senior Unsecured (b)
10/15/20	9.500%	3,618,000	3,735,585
Total			6,646,685
Building Materials 0.8%
Allegion US Holding Co., Inc. (b)
10/01/21	5.750%	1,646,000	1,699,495
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	2,031,000	2,051,310
Building Materials Corp. of America (b)
Senior Notes
05/01/21	6.750%	2,517,000	2,702,629
Senior Secured
02/15/20	7.000%	945,000	1,008,787
Gibraltar Industries, Inc.
02/01/21	6.250%	723,000	749,209
HD Supply, Inc.
07/15/20	7.500%	2,000,000	2,135,000
07/15/20	11.500%	1,340,000	1,587,900
Interface, Inc.
12/01/18	7.625%	901,000	966,322

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
Nortek, Inc.
04/15/21	8.500%	$1,307,000	$1,444,235
Ply Gem Industries, Inc. (b)
02/01/22	6.500%	1,261,000	1,242,085
Turkiye Sise ve Cam Fabrikalari AS Senior Unsecured (b)
05/09/20	4.250%	623,000	541,459
USG Corp. (b)
11/01/21	5.875%	652,000	692,750
Total			16,821,181
Chemicals 1.6%
Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV (b)
05/01/21	7.375%	2,338,000	2,519,195
Celanese U.S. Holdings LLC
06/15/21	5.875%	814,000	866,910
Chemtura Corp.
07/15/21	5.750%	538,000	548,760
Huntsman International LLC
11/15/20	4.875%	2,071,000	2,039,935
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	2,430,000	2,800,575
LYB International Finance BV
07/15/23	4.000%	1,360,000	1,372,159
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	4,458,000	4,770,060
10/15/20	10.000%	491,000	522,915
NOVA Chemicals Corp. Senior Unsecured (b)
08/01/23	5.250%	1,337,000	1,370,425
PQ Corp. Secured (b)
05/01/18	8.750%	11,024,000	12,069,075
Polypore International, Inc.
11/15/17	7.500%	2,710,000	2,865,825
Rockwood Specialties Group, Inc.
10/15/20	4.625%	1,027,000	1,042,405
SPCM SA Senior Unsecured (b)
01/15/22	6.000%	426,000	450,495
Sibur Securities Ltd. (b)
01/31/18	3.914%	2,000,000	1,929,605
Total			35,168,339

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery 1.0%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	$1,554,000	$1,662,780
Case New Holland, Inc.
12/01/17	7.875%	6,862,000	8,037,118
Columbus McKinnon Corp.
02/01/19	7.875%	950,000	1,026,000
H&E Equipment Services, Inc.
09/01/22	7.000%	2,665,000	2,891,525
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	4,296,000	4,510,800
United Rentals North America, Inc.
05/15/20	7.375%	1,015,000	1,125,381
04/15/22	7.625%	1,765,000	1,985,625
Total			21,239,229
Consumer Cyclical Services 0.8%
ADT Corp. (The) Senior Unsecured (b)
10/15/21	6.250%	1,620,000	1,674,999
APX Group, Inc.
12/01/20	8.750%	2,023,000	2,058,402
Senior Secured
12/01/19	6.375%	6,023,000	6,053,115
APX Group, Inc. (b)
12/01/20	8.750%	217,000	220,255
Corrections Corp. of America
05/01/23	4.625%	899,000	842,813
Goodman Networks, Inc.
Senior Secured
07/01/18	12.125%	2,593,000	2,748,580
Goodman Networks, Inc. (b)
Senior Secured
07/01/18	12.375%	1,241,000	1,309,255
Monitronics International, Inc.
04/01/20	9.125%	2,240,000	2,408,000
Total			17,315,419
Consumer Products 0.7%
Alphabet Holding Co., Inc. Senior Unsecured (b)(c)
11/01/17	7.750%	1,258,000	1,295,740
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	876,000	944,985
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	4,275,000	4,638,375
Spectrum Brands, Inc.
03/15/20	6.750%	667,000	717,025
11/15/20	6.375%	2,086,000	2,216,375

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Products (continued)
11/15/22	6.625%	$725,000		$771,219
Springs Window Fashions LLC Senior Secured (b)
06/01/21	6.250%		3,414,000	3,448,140
Tempur Sealy International, Inc.
12/15/20	6.875%		488,000	533,750
Total				14,565,609
Diversified Manufacturing 0.5%
Actuant Corp.
06/15/22	5.625%		1,319,000	1,332,190
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%		2,182,000	2,285,645
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%		3,885,000	3,894,712
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%		3,398,000	3,601,880
Total				11,114,427
Electric 1.5%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%		2,496,000	2,764,320
Calpine Corp. (b)
Senior Secured
02/15/21	7.500%		1,963,000	2,144,577
01/15/22	6.000%		727,000	752,445
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	2,313,000	893,763
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%		415,000	425,700
08/15/22	3.050%		5,280,000	5,138,132
NRG Energy, Inc. (b)
07/15/22	6.250%		4,383,000	4,404,915
PPL Capital Funding, Inc.
06/01/23	3.400%		5,780,000	5,505,282
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%		5,994,000	5,860,364
Southern California Edison Co. 1st Refunding Mortgage
06/01/21	3.875%		3,520,000	3,753,037
Total				31,642,535
Entertainment 0.4%
AMC Entertainment, Inc.
12/01/20	9.750%		1,965,000	2,254,838

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Entertainment (continued)
Activision Blizzard, Inc. (b)
09/15/21	5.625%	$5,679,000	$5,877,765
Six Flags, Inc. (b)(d)(e)(f)
06/01/14	9.625%	1,557,000	–
Total			8,132,603
Food and Beverage 1.3%
ARAMARK Corp. (b)
03/15/20	5.750%	2,800,000	2,905,000
B&G Foods, Inc.
06/01/21	4.625%	4,077,000	3,949,594
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	5,750,000	5,554,028
Cosan Luxembourg SA (b)
03/14/23	5.000%	491,000	417,777
Darling International, Inc. (b)
01/15/22	5.375%	2,589,000	2,608,417
Heineken NV Senior Unsecured (b)
04/01/22	3.400%	4,300,000	4,279,928
MHP SA (b)
04/02/20	8.250%	5,000,000	4,134,187
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	4,880,000	4,995,993
Total			28,844,924
Gaming 1.8%
Boyd Gaming Corp.
07/01/20	9.000%	434,000	469,805
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	2,915,000	2,754,675
02/15/20	9.000%	3,619,000	3,510,430
MCE Finance Ltd. (b)
02/15/21	5.000%	3,718,000	3,587,870
MGM Resorts International
03/01/18	11.375%	1,925,000	2,473,625
10/01/20	6.750%	444,000	478,410
12/15/21	6.625%	4,363,000	4,646,595
PNK Finance Corp. (b)
08/01/21	6.375%	3,647,000	3,738,175
Penn National Gaming, Inc. Senior Unsecured (b)
11/01/21	5.875%	1,153,000	1,115,528
Seminole Tribe of Florida, Inc. (b)
Senior Secured
10/01/20	6.535%	1,510,000	1,668,550
Senior Unsecured
10/01/20	7.804%	2,225,000	2,367,444

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
Seneca Gaming Corp. (b)
12/01/18	8.250%	$2,909,000	$3,127,175
Studio City Finance Ltd. (b)
12/01/20	8.500%	4,397,000	4,946,625
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	3,303,000	3,195,652
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	2,397,000	2,103,368
Total			40,183,927
Gas Pipelines 2.6%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	464,000	491,840
05/15/23	4.875%	3,724,000	3,649,520
Crestwood Midstream Partners LP/Corp. (b)
03/01/22	6.125%	987,000	1,006,740
El Paso LLC
Senior Secured
09/15/20	6.500%	6,549,000	7,018,076
01/15/32	7.750%	6,853,000	7,069,918
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	7,879,000	8,430,530
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/23	3.450%	1,623,000	1,530,465
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	2,942,000	3,140,585
02/15/23	5.500%	2,894,000	2,908,470
07/15/23	4.500%	3,707,000	3,493,847
NiSource Finance Corp.
02/15/23	3.850%	2,195,000	2,175,853
Northwest Pipeline LLC Senior Unsecured
04/15/17	5.950%	500,000	565,280
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	1,682,000	1,740,870
07/15/21	6.500%	3,807,000	4,044,937
11/01/23	4.500%	1,451,000	1,322,224
Sabine Pass Liquefaction LLC (b)
Senior Secured
02/01/21	5.625%	2,593,000	2,586,517
03/15/22	6.250%	781,000	781,000
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	2,315,000	2,621,585
TransCanada PipeLines Ltd. Senior Unsecured
10/16/43	5.000%	720,000	736,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	$2,275,000	$2,100,922
Total			57,415,554
Health Care 3.2%
Amsurg Corp.
11/30/20	5.625%	1,096,000	1,139,840
Biomet, Inc.
08/01/20	6.500%	3,807,000	4,059,214
10/01/20	6.500%	1,385,000	1,436,937
CHS/Community Health Systems, Inc. (b)
02/01/22	6.875%	3,355,000	3,438,875
Senior Secured
08/01/21	5.125%	614,000	617,838
ConvaTec Finance International SA Senior Unsecured PIK (b)(c)
01/15/19	8.250%	2,304,000	2,367,360
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	5,272,000	5,865,100
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	3,428,000	3,509,415
Emdeon, Inc.
12/31/19	11.000%	2,635,000	3,033,544
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	813,000	863,812
01/31/22	5.875%	1,960,000	2,082,500
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	332,000	373,915
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	408,000	434,520
HCA, Inc.
02/15/22	7.500%	5,736,000	6,474,510
Senior Secured
02/15/20	6.500%	3,788,000	4,176,270
05/01/23	4.750%	1,719,000	1,682,471
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (b)(c)
09/01/18	7.375%	298,000	308,430
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	1,511,000	1,601,660
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	1,262,000	1,451,300
LifePoint Hospitals, Inc. (b)
12/01/21	5.500%	1,794,000	1,825,395
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (b)(c)
08/01/18	8.375%	1,718,000	1,769,540

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Multiplan, Inc. (b)
09/01/18	9.875%	$5,520,000	$5,982,300
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	2,011,000	2,254,834
STHI Holding Corp. Secured (b)
03/15/18	8.000%	891,000	948,915
Tenet Healthcare Corp.
Senior Secured
04/01/21	4.500%	2,605,000	2,523,594
Senior Unsecured
04/01/22	8.125%	5,225,000	5,701,781
Tenet Healthcare Corp. (b)
Senior Secured
10/01/20	6.000%	1,506,000	1,588,830
United Surgical Partners International, Inc.
04/01/20	9.000%	1,472,000	1,644,960
Total			69,157,660
Home Construction 0.4%
Brookfield Residential Properties, Inc. /U.S. Corp. (b)
07/01/22	6.125%	894,000	898,470
Meritage Homes Corp.
03/01/18	4.500%	1,527,000	1,534,635
04/15/20	7.150%	588,000	642,390
04/01/22	7.000%	1,368,000	1,463,760
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,535,000	1,688,500
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	1,529,000	1,674,255
04/15/20	7.750%	474,000	519,030
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (b)
12/15/21	6.750%	1,047,000	1,047,000
Total			9,468,040
Independent Energy 5.5%
Afren PLC Senior Secured (b)
12/09/20	6.625%	1,791,000	1,824,151
Antero Resources Finance Corp. (b)
11/01/21	5.375%	1,300,000	1,309,750
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	2,713,000	2,841,868
Aurora U.S.A. Oil & Gas, Inc. (b)
04/01/20	7.500%	4,646,000	4,831,840
Canadian Oil Sands Ltd. (b)
04/01/22	4.500%	3,810,000	3,886,531

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	$1,747,000		$1,886,760
Chesapeake Energy Corp.
08/15/20	6.625%		5,020,000	5,609,850
02/15/21	6.125%		5,751,000	6,196,702
03/15/23	5.750%		3,754,000	3,908,853
Comstock Resources, Inc.
06/15/20	9.500%		5,358,000	6,054,540
Concho Resources, Inc.
01/15/21	7.000%		3,680,000	4,029,600
01/15/22	6.500%		1,059,000	1,141,073
04/01/23	5.500%		3,842,000	3,880,420
Continental Resources, Inc.
09/15/22	5.000%		8,978,000	9,258,562
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%		425,000	469,625
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%		2,382,000	2,739,300
Halcon Resources Corp.
07/15/20	9.750%		222,000	230,325
Kodiak Oil & Gas Corp.
12/01/19	8.125%		3,798,000	4,206,285
01/15/21	5.500%		5,078,000	5,052,610
02/01/22	5.500%		5,445,000	5,376,937
Laredo Petroleum, Inc.
02/15/19	9.500%		6,085,000	6,777,169
05/01/22	7.375%		1,529,000	1,670,433
Laredo Petroleum, Inc. (b)
01/15/22	5.625%		2,276,000	2,276,000
MEG Energy Corp. (b)
03/31/24	7.000%		1,891,000	1,924,093
Novatek Finance Ltd. (b)
Senior Unsecured
02/21/17	7.750%	RUB	61,400,000	1,688,875
02/03/21	6.604%		300,000	332,664
Oasis Petroleum, Inc.
02/01/19	7.250%		3,349,000	3,583,430
11/01/21	6.500%		3,320,000	3,535,800
01/15/23	6.875%		2,463,000	2,635,410
Oasis Petroleum, Inc. (b)
03/15/22	6.875%		1,759,000	1,864,540
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%		2,634,000	2,838,135
10/01/22	5.375%		5,098,000	4,906,825
SM Energy Co.
Senior Unsecured
11/15/21	6.500%		1,297,000	1,381,305
01/01/23	6.500%		1,067,000	1,109,680
SM Energy Co. (b)
Senior Unsecured
01/15/24	5.000%		2,115,000	1,988,100
Whiting Petroleum Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
10/01/18	6.500%	$156,000	$165,165
03/15/21	5.750%	2,546,000	2,673,300
Zhaikmunai LLP
11/13/19	7.125%	3,025,000	3,146,000
Total			119,232,506
Integrated Energy 0.2%
Lukoil International Finance BV (b)
11/09/20	6.125%	2,300,000	2,449,242
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)(g)
02/15/22	7.500%	1,440,000	1,440,000
Total			3,889,242
Lodging 0.3%
Choice Hotels International, Inc.
07/01/22	5.750%	1,055,000	1,097,200
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%	3,213,000	3,325,455
Playa Resorts Holding BV Senior Unsecured (b)
08/15/20	8.000%	2,855,000	3,086,703
Total			7,509,358
Media Cable 1.0%
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	5,826,000	6,313,927
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	2,149,000	2,197,353
DISH DBS Corp.
06/01/21	6.750%	6,343,000	6,771,152
07/15/22	5.875%	3,042,000	3,045,803
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	2,727,000	2,652,008
Time Warner Cable, Inc.
09/15/42	4.500%	380,000	290,875
Videotron Ltd.
07/15/22	5.000%	58,000	56,840
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	70,000	73,850
Total			21,401,808
Media Non-Cable 3.9%
AMC Networks, Inc.
07/15/21	7.750%	5,832,000	6,561,000
12/15/22	4.750%	3,947,000	3,848,325

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	$7,345,000	$6,992,984
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	431,000	433,155
02/15/24	5.625%	431,000	434,233
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	5,167,000	5,218,670
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	5,303,000	5,594,665
11/15/22	6.500%	4,779,000	4,910,422
DigitalGlobe, Inc. (b)
02/01/21	5.250%	746,000	732,945
Hughes Satellite Systems Corp.
06/15/21	7.625%	585,000	663,975
Senior Secured
06/15/19	6.500%	4,440,000	4,828,500
Intelsat Jackson Holdings SA
04/01/19	7.250%	395,000	424,625
10/15/20	7.250%	1,620,000	1,757,700
Senior Unsecured
04/01/21	7.500%	2,660,000	2,929,325
Intelsat Luxembourg SA (b)
06/01/21	7.750%	1,134,000	1,216,215
06/01/23	8.125%	3,210,000	3,474,825
Lamar Media Corp.
05/01/23	5.000%	1,308,000	1,268,760
Lamar Media Corp. (b)
01/15/24	5.375%	828,000	838,350
MDC Partners, Inc. (b)
04/01/20	6.750%	3,471,000	3,661,905
NBCUniversal Media LLC
04/01/21	4.375%	2,660,000	2,864,421
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	2,784,000	2,853,600
Nielsen Finance LLC/Co.
10/01/20	4.500%	5,697,000	5,625,787
Reed Elsevier Capital, Inc.
10/15/22	3.125%	2,455,000	2,335,687
Starz LLC/Finance Corp.
09/15/19	5.000%	597,000	614,164
Univision Communications, Inc. (b)
05/15/21	8.500%	2,106,000	2,316,600
Senior Secured
11/01/20	7.875%	5,533,000	6,079,384
09/15/22	6.750%	962,000	1,055,795
05/15/23	5.125%	4,852,000	4,827,740
Total			84,363,757
Metals 1.4%
Alpha Natural Resources, Inc.
06/01/19	6.000%	1,544,000	1,273,800
06/01/21	6.250%	1,121,000	916,418

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	$1,301,000	$1,359,545
02/25/22	6.750%	4,364,000	4,713,285
Arch Coal, Inc.
06/15/19	9.875%	1,588,000	1,389,500
Arch Coal, Inc. (b)
Secured
01/15/19	8.000%	2,885,000	2,877,787
CONSOL Energy, Inc.
03/01/21	6.375%	140,000	145,600
Calcipar SA Senior Secured (b)
05/01/18	6.875%	3,797,000	4,024,820
FQM Akubra, Inc. (b)
06/01/20	8.750%	3,490,000	3,969,875
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	578,000	598,230
Peabody Energy Corp.
11/15/18	6.000%	930,000	990,450
11/15/21	6.250%	1,000,000	1,010,000
Samarco Mineracao SA (b)
Senior Unsecured
11/01/22	4.125%	2,250,000	1,965,976
10/24/23	5.750%	3,900,000	3,763,500
Vale Overseas Ltd.
01/11/22	4.375%	2,600,000	2,508,472
Total			31,507,258
Non-Captive Consumer 0.4%
Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	3,196,000	3,156,050
Springleaf Finance Corp.
12/15/17	6.900%	2,264,000	2,456,440
10/01/21	7.750%	1,668,000	1,805,610
10/01/23	8.250%	1,220,000	1,329,800
Total			8,747,900
Non-Captive Diversified 1.1%
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	2,207,000	2,267,693
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	3,125,000	3,492,187
Senior Unsecured
02/15/19	5.500%	6,682,000	7,116,330
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	853,000	916,975
05/15/19	6.250%	1,589,000	1,724,065
12/15/20	8.250%	4,098,000	4,827,534

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Diversified (continued)
01/15/22	8.625%	$2,266,000	$2,690,875
Total			23,035,659
Oil Field Services 0.8%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	7,458,000	7,942,770
Oil States International, Inc.
06/01/19	6.500%	2,681,000	2,835,158
01/15/23	5.125%	1,771,000	1,983,520
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%	4,183,000	4,172,542
Total			16,933,990
Other Financial Institutions 0.2%
FTI Consulting, Inc.
11/15/22	6.000%	859,000	871,885
Icahn Enterprises LP/Finance Corp. (b)
08/01/20	6.000%	1,207,000	1,250,754
02/01/22	5.875%	1,476,000	1,463,085
National Financial Partners Corp. Senior Unsecured (b)
07/15/21	9.000%	980,000	1,026,550
Total			4,612,274
Other Industry 0.2%
Interline Brands, Inc.
11/15/18	7.500%	3,498,000	3,703,507
Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	1,487,000	1,557,633
Total			5,261,140
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)(g)
01/31/19	6.250%	1,080,000	1,092,150
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	689,000	702,780
06/15/17	6.000%	409,000	419,225
Plastipak Holdings, Inc. Senior Unsecured (b)
10/01/21	6.500%	3,311,000	3,393,775
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	4,344,000	4,800,120
Senior Secured
08/15/19	7.875%	2,069,000	2,275,900
Total			12,683,950
Pharmaceuticals 0.7%
Capsugel SA Senior Unsecured PIK (b)(c)
05/15/19	7.000%	788,000	808,882

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
Forest Laboratories, Inc. Senior Unsecured (b)
02/01/19	4.375%	$1,148,000	$1,152,305
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	912,000	1,023,720
Valeant Pharmaceuticals International, Inc. (b)
08/15/18	6.750%	1,757,000	1,926,111
07/15/21	7.500%	3,913,000	4,358,104
12/01/21	5.625%	1,033,000	1,070,446
Valeant Pharmaceuticals International (b)
10/15/20	6.375%	4,197,000	4,480,298
Total			14,819,866
Property & Casualty 0.9%
HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	4,819,000	5,011,760
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	8,205,000	8,690,449
06/15/23	4.250%	5,935,000	5,891,395
Total			19,593,604
REITs 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	2,451,000	2,530,657
DuPont Fabros Technology LP
09/15/21	5.875%	1,028,000	1,066,550
Duke Realty LP
08/15/19	8.250%	200	249
Total			3,597,456
Restaurants 0.4%
Yum! Brands, Inc.
Senior Unsecured
11/01/20	3.875%	1,800,000	1,864,582
11/01/21	3.750%	3,050,000	3,096,653
11/01/23	3.875%	4,440,000	4,418,142
Total			9,379,377
Retailers 0.6%
AutoNation, Inc.
02/01/20	5.500%	186,000	199,020
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	2,466,000	2,749,590
J. Crew Group, Inc. Senior Unsecured PIK (b)(c)
05/01/19	7.750%	1,375,000	1,405,937
Michaels Stores, Inc. (b)
12/15/20	5.875%	759,000	759,000
Neiman Marcus Group Ltd., Inc. PIK (b)(c)
10/15/21	8.750%	711,000	746,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
Neiman Marcus Group Ltd., Inc. (b)
10/15/21	8.000%	$854,000	$894,565
Rite Aid Corp.
06/15/21	6.750%	4,225,000	4,457,375
Senior Unsecured
02/15/27	7.700%	919,000	951,165
Total			12,163,202
Technology 2.3%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	2,329,000	2,427,982
04/01/20	6.375%	1,321,000	1,390,353
Ancestry.com, Inc. Senior Unsecured PIK (b)(c)
10/15/18	9.625%	1,905,000	1,990,725
Anixter, Inc.
05/01/19	5.625%	650,000	679,250
Audatex North America, Inc. (b)
06/15/21	6.000%	956,000	996,630
11/01/23	6.125%	956,000	989,460
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	1,817,000	1,948,732
CDW LLC/Finance Corp.
04/01/19	8.500%	2,830,000	3,113,000
Cardtronics, Inc.
09/01/18	8.250%	2,916,000	3,127,410
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	1,054,000	1,059,270
07/15/21	7.000%	1,055,000	1,155,225
04/01/23	5.375%	4,580,000	4,488,400
First Data Corp.
01/15/21	12.625%	4,884,000	5,689,860
First Data Corp. (b)
08/15/21	11.750%	1,395,000	1,433,363
08/15/21	11.750%	1,352,000	1,389,180
Secured
01/15/21	8.250%	2,681,000	2,841,860
Senior Secured
08/15/20	8.875%	5,745,000	6,319,500
Freescale Semiconductor, Inc. Senior Secured (b)
01/15/22	6.000%	393,000	408,720
NCR Corp.
07/15/22	5.000%	1,045,000	1,018,875
NCR Corp. (b)
Senior Unsecured
12/15/21	5.875%	572,000	590,590
12/15/23	6.375%	1,717,000	1,772,802
Nuance Communications, Inc. (b)
08/15/20	5.375%	4,623,000	4,530,540

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
VeriSign, Inc.
05/01/23	4.625%		$1,734,000	$1,660,305
Total				51,022,032
Textile —%
Quiksilver Inc./QS Wholesale Inc.
08/01/20	10.000%		457,000	515,268
Quiksilver Inc./QS Wholesale Inc. (b)
Senior Secured
08/01/18	7.875%		331,000	359,135
Total				874,403
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%		1,775,000	1,910,344
03/15/20	9.750%		1,330,000	1,539,475
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	30,602,502	2,219,563
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%		1,150,000	1,280,302
03/15/42	5.625%		415,000	445,760
Hertz Corp. (The)
04/15/19	6.750%		1,200,000	1,276,500
10/15/20	5.875%		825,000	853,875
01/15/21	7.375%		576,000	626,400
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%		3,462,000	3,565,860
Total				13,718,079
Wireless 2.6%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%		4,178,000	4,141,442
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%		2,318,000	2,399,130
NII International Telecom SCA (b)
08/15/19	11.375%		2,800,000	2,324,000
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%		378,000	389,813
SBA Telecommunications, Inc.
07/15/20	5.750%		4,581,000	4,764,240
Sprint Communications, Inc.
Senior Unsecured
11/15/22	6.000%		320,000	314,400
Sprint Communications, Inc. (b)
11/15/18	9.000%		6,868,000	8,293,110
03/01/20	7.000%		4,701,000	5,300,377
Sprint Corp. (b)
09/15/21	7.250%		2,884,000	3,107,510
09/15/23	7.875%		4,464,000	4,765,320
06/15/24	7.125%		893,000	897,465

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Wireless (continued)
T-Mobile USA, Inc.
04/28/20	6.542%		$783,000	$829,001
04/28/21	6.633%		1,819,000	1,914,498
01/15/22	6.125%		1,189,000	1,215,753
04/28/22	6.731%		3,345,000	3,512,250
04/28/23	6.836%		738,000	770,288
01/15/24	6.500%		1,189,000	1,214,266
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		1,090,000	1,077,619
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	71,400,000	1,989,234
03/01/22	7.504%		1,000,000	1,038,750
Wind Acquisition Finance SA Senior Secured (b)
04/30/20	6.500%		6,344,000	6,914,960
Total				57,173,426
Wirelines 1.9%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%		6,715,000	6,991,994
12/01/23	6.750%		1,695,000	1,716,188
EarthLink Holdings Corp. Senior Secured
06/01/20	7.375%		1,832,000	1,868,640
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%		935,000	1,063,563
04/15/20	8.500%		2,050,000	2,296,000
07/01/21	9.250%		2,622,000	3,002,190
04/15/22	8.750%		953,000	1,039,961
04/15/24	7.625%		978,000	970,665
Level 3 Communications, Inc. Senior Unsecured
06/01/19	8.875%		756,000	827,820
Level 3 Financing, Inc.
04/01/19	9.375%		2,778,000	3,097,470
07/01/19	8.125%		1,656,000	1,817,460
06/01/20	7.000%		1,828,000	1,946,820
07/15/20	8.625%		1,865,000	2,084,137
Level 3 Financing, Inc. (b)
01/15/21	6.125%		1,312,000	1,341,520
Level 3 Financing, Inc. (b)(c)
01/15/18	3.846%		656,000	665,840
Qtel International Finance Ltd. (b)
06/10/19	7.875%		600,000	734,944
10/19/25	5.000%		1,900,000	1,922,421
Telecom Italia Capital SA
06/18/19	7.175%		1,566,000	1,769,580
Windstream Corp.
09/01/18	8.125%		1,485,000	1,585,238
10/15/20	7.750%		2,188,000	2,319,280

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	$1,927,000	$2,230,502
Total			41,292,233
Total Corporate Bonds & Notes (Cost: $963,695,310)			$996,585,851

Residential Mortgage-Backed Securities - Agency 8.2%
Federal Home Loan Mortgage Corp. (c)(h)(i)
CMO IO STRIPS Series 277 Class S6
09/15/42	5.890%	9,258,618	1,975,764
CMO IO Series 2957 Class SW
04/15/35	5.840%	6,784,638	1,301,560
CMO IO Series 3122 Class IS
03/15/36	6.540%	6,262,553	1,119,934
CMO IO Series 318 Class S1
11/15/43	5.790%	11,937,132	2,685,120
CMO IO Series 3550 Class EI
07/15/39	6.240%	8,777,264	1,302,340
CMO IO Series 3761 Class KS
06/15/40	5.840%	9,084,976	1,389,503
CMO IO Series 4091 Class SH
08/15/42	6.390%	13,489,425	3,506,360
Federal Home Loan Mortgage Corp. (h)
01/01/20	10.500%	3,161	3,179
Federal Home Loan Mortgage Corp. (h)(i)
CMO IO Series 304 Class C69
12/15/42	4.000%	18,983,835	4,313,576
CMO IO Series 4098 Class AI
05/15/39	3.500%	18,209,523	3,286,109
CMO IO Series 4120 Class AI
11/15/39	3.500%	16,897,725	2,687,938
CMO IO Series 4121 Class IA
01/15/41	3.500%	15,304,078	3,387,812
CMO IO Series 4147 Class CI
01/15/41	3.500%	21,190,423	4,303,207
Federal Home Loan Mortgage Corp. (h)(j)
05/01/21	5.000%	2,434,587	2,607,069
Federal National Mortgage Association (c)(h)(i)
CMO IO Series 2006-5 Class N1
08/25/34	2.048%	25,147,418	1,321,210
CMO IO Series 2006-5 Class N2
02/25/35	2.033%	34,939,733	2,355,099
CMO IO Series 2010-135 Class MS
12/25/40	5.792%	5,940,360	1,138,369
CMO IO Series 2012-87 Class SQ
08/25/42	6.142%	10,564,626	2,582,712
CMO IO Series 2013-124 Class SB
12/25/43	5.792%	19,936,632	4,552,775
Federal National Mortgage Association (g)(h)
02/19/29	3.000%	19,000,000	19,608,593
02/19/29	3.500%	72,500,000	76,419,531
02/13/44	5.000%	3,000,000	3,277,852
Federal National Mortgage Association (h)
05/01/41	4.000%	10,245,689	10,725,555

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
12/01/20	4.500%	$111,243	$119,128
02/01/35	5.500%	176,392	194,426
10/01/37- 07/01/38	7.000%	392,219	449,214
04/01/14	10.000%	210	210
Federal National Mortgage Association (h)(i)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	27,183,700	4,836,007
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	20,228,375	3,595,361
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	15,494,792	3,172,401
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	10,160,011	1,834,651
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	13,730,212	2,437,519
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	22,368,597	3,554,918
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	8,767,309	2,157,847
Government National Mortgage Association CMO IO Series 2012-48 Class SA (c)(h)(i)
04/16/42	6.491%	3,918,051	807,003
Total Residential Mortgage-Backed Securities - Agency (Cost: $175,232,056)			$179,009,852

Residential Mortgage-Backed Securities - Non-Agency 7.1%
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(h)
05/25/47	4.000%	7,991,956	8,184,274
BCAP LLC Trust (b)(c)(h)
CMO Series 2010-RR11 Class 5A2
03/27/37	4.924%	6,374,806	6,494,429
CMO Series 2010-RR7 Class 17A7
03/26/36	4.994%	1,769,159	1,554,962
CMO Series 2013-RR3 Class 6A5
03/26/36	2.473%	5,529,332	5,428,200
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	5,650,071	5,629,258
Series 2013-RR1 Class 10A1
10/26/36	3.000%	4,159,695	4,188,002
BCAP LLC Trust (b)(h)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	2,640,000	2,643,062
Bayview Opportunity Master Fund Trust IIB LP (b)(c)(h)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	3,817,002	3,796,390
Series 2012-5NPL Class A
10/28/32	2.981%	4,653,947	4,672,469
CAM Mortgage Trust CMO Series 2014-1 Class A (b)(c)(g)(h)
02/18/44	3.352%	7,000,000	7,009,844

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Castle Peak Loan Trust CMO Series 2012-1A Class A1 (b)(h)
05/25/52	5.000%	$2,224,106	$2,224,106
Citigroup Mortgage Loan Trust, Inc. (b)(c)(h)
CMO Series 2013-12 Class 2A3
09/25/35	4.750%	6,537,282	6,466,784
Citigroup Mortgage Loan Trust, Inc. (b)(c)(h)
CMO Series 2009-4 Class 9A2
03/25/36	2.618%	3,040,248	2,587,208
CMO Series 2010-6 Class 2A2
09/25/35	2.671%	1,143,314	1,049,532
CMO Series 2010-6 Class 3A2
07/25/36	2.612%	4,920,000	4,681,173
CMO Series 2010-7 Class 3A4
12/25/35	6.299%	2,185,000	2,195,653
CMO Series 2012-3 Class 2A3
04/25/37	2.867%	3,805,782	3,678,337
CMO Series 2013-2 Class 1A1
11/25/37	5.913%	4,446,042	4,557,354
Citigroup Mortgage Loan Trust, Inc. (b)(h)
CMO Series 2011-12 Class 3A3
09/25/47	5.593%	5,500,000	5,357,467
CMO Series 2012-A Class A
06/25/51	2.500%	5,873,661	5,725,981
Citigroup Mortgage Loan Trust CMO Series 2010-2 Class 5A2A (b)(c)(h)
12/25/35	5.500%	3,871,000	3,986,031
Credit Suisse Mortgage Capital Certificates (b)(c)(h)
CMO Series 2011-4R Class 4A7
08/27/37	4.000%	8,522,738	8,469,088
CMO Series 2011-5R Class 3A1
09/27/47	4.961%	3,612,286	3,539,137
CMO Series 2011-7R Class A1
08/28/47	1.415%	1,156,069	1,154,080
Series 2012-11 Class 3A2
06/29/47	1.169%	8,599,883	8,059,707
Credit Suisse Mortgage Capital Certificates (b)(h)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	3,000,000	3,018,615
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	4,000,000	4,070,896
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (h)
04/25/33	5.500%	1,676,594	1,695,532
GS Mortgage Securities Corp. CMO Series 2013-1R Class A (b)(c)(h)
11/26/36	0.318%	10,145,478	9,240,667
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6 (b)(c)(h)
04/26/37	4.500%	1,312,000	1,320,332
Nomura Resecuritization Trust CMO Series 2011-2RA Class 2A13 (b)(c)(h)
07/26/35	2.696%	4,923,000	4,817,515

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
PennyMac Loan Trust Series 2012-NPL1 Class A (b)(c)(h)
05/28/52	3.422%	$2,996,067	$2,986,708
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(c)(h)
08/26/52	2.734%	3,393,645	3,413,819
Springleaf Mortgage Loan Trust CMO Series 2012-3A Class B1 (b)(c)(h)
12/25/59	6.000%	6,000,000	6,127,571
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1 (b)(c)(h)
11/25/53	3.960%	4,289,604	4,284,709
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $153,031,336)			$154,308,892

Commercial Mortgage-Backed Securities - Non-Agency 2.1%
Aventura Mall Trust Series 2013-AVM Class E (b)(c)(h)
12/05/32	3.743%	9,400,000	8,796,276
Banc of America Re-Remic Trust Series 2013-DSNY Class F (b)(c)(h)
09/15/26	3.660%	8,054,000	8,050,013
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (c)(h)
02/13/42	4.933%	1,611,021	1,665,473
Commercial Mortgage Pass-Through Certificates Series 2013-RIA4 Class A2 (b)(c)(h)
11/27/28	6.000%	6,650,000	6,503,587
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)(h)
08/10/45	5.806%	10,621,500	11,038,022
ORES NPL LLC Series 2013-LV2 Class A (b)(h)
09/25/25	3.081%	5,360,866	5,361,595
Rialto Real Estate Fund Series 2013-LT2 Class A (b)(h)
05/22/28	2.833%	4,442,159	4,460,465
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(h)
08/15/39	5.549%	23,662	24,289
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $45,453,226)			$45,899,720

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency 0.9%
American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%		$1,913,892	$1,923,519
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC) (c)
09/25/34	5.865%		1,547,915	1,589,616
SpringCastle America Funding LLC Series 2013-1A Class A (b)
04/03/21	3.750%		15,688,588	15,716,205
Total Asset-Backed Securities - Non-Agency (Cost: $19,250,761)				$19,229,340

Inflation-Indexed Bonds(a) 2.0%
UNITED STATES 1.2%
U.S. Treasury Inflation-Indexed Bond
01/15/23	0.125%		19,760,416	19,215,463
02/15/43	0.625%		7,795,661	6,441,773
Total				25,657,236
URUGUAY 0.8%
Uruguay Government International Bond
04/05/27	4.250%	UYU	112,623,377	4,963,402
Senior Unsecured
12/15/28	4.375%	UYU	274,672,133	12,225,142
Total				17,188,544
Total Inflation-Indexed Bonds (Cost: $47,471,986)				$42,845,780

U.S. Treasury Obligations 2.5%
U.S. Treasury
05/15/23	1.750%		1,040,000	964,924
02/15/43	3.125%		4,565,000	4,149,156
05/15/43	2.875%		16,070,000	13,840,287
11/15/43	3.750%		34,632,000	35,438,268
Total U.S. Treasury Obligations (Cost: $52,431,496)				$54,392,635

Foreign Government Obligations(a)(k) 23.8%
ARGENTINA 0.5%
Argentina Boden Bonds
10/03/15	7.000%		2,275,000	1,990,625
Argentina Bonar Bonds
04/17/17	7.000%		7,537,000	5,765,805
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		2,490,000	1,811,475

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
ARGENTINA (CONTINUED)
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%		$2,570,000	$2,078,488
Total				11,646,393
AUSTRALIA 0.9%
Treasury Corp. of Victoria
Local Government Guaranteed
11/15/16	5.750%	AUD	12,750,000	11,956,353
06/15/20	6.000%	AUD	8,300,000	8,113,504
Total				20,069,857
BRAZIL 1.2%
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	733,900	2,867,084
Brazilian Government International Bond
08/17/40	11.000%		2,700,000	3,067,200
Senior Unsecured
01/05/24	8.500%	BRL	6,700,000	2,415,415
01/20/34	8.250%		6,260,000	7,825,000
Morgan Stanley Senior Unsecured
10/22/20	11.500%	BRL	4,485,000	1,786,542
Petrobras Global Finance BV
05/20/23	4.375%		1,000,000	881,161
Petrobras International Finance Co.
01/27/21	5.375%		5,900,000	5,824,125
01/20/40	6.875%		1,400,000	1,301,409
Total				25,967,936
CHILE —%
Empresa Nacional del Petroleo Senior Unsecured (b)
07/08/19	6.250%		600,000	662,546
COLOMBIA 1.1%
Bogota Distrito Capital Senior Unsecured (b)
07/26/28	9.750%	COP	200,000,000	111,423
Colombia Government International Bond
Senior Unsecured
05/21/24	8.125%		790,000	999,350
06/28/27	9.850%	COP	300,000,000	180,423
01/18/41	6.125%		4,200,000	4,372,258
Corporación Andina de Fomento
06/15/22	4.375%		1,150,000	1,162,740
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		3,855,000	4,510,350

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
COLOMBIA (CONTINUED)
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	$1,700,000,000	$880,700
Empresa de Energia de Bogota SA ESP Senior Unsecured (b)
11/10/21	6.125%		1,724,000	1,786,897
Empresas Publicas de Medellin ESP (b)
Senior Unsecured
07/29/19	7.625%		100,000	116,500
02/01/21	8.375%	COP	13,266,000,000	6,674,046
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%		3,072,000	3,177,288
Total				23,971,975
DOMINICAN REPUBLIC 0.8%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%		2,750,000	2,543,750
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%		5,572,000	6,058,415
04/18/24	5.875%		1,800,000	1,719,679
04/20/27	8.625%		2,900,000	3,117,500
Dominican Republic International Bond (b)
07/05/19	15.000%	DOP	116,000,000	2,916,201
Total				16,355,545
EL SALVADOR 0.1%
El Salvador Government International Bond (b)
Senior Unsecured
04/10/32	8.250%		400,000	409,000
06/15/35	7.650%		490,000	465,500
02/01/41	7.625%		1,500,000	1,380,000
Total				2,254,500
FRANCE 0.8%
France Government Bond OAT
04/25/17	3.750%	EUR	2,900,000	4,326,210
10/25/18	4.250%	EUR	1,900,000	2,966,189
04/25/22	3.000%	EUR	1,600,000	2,362,706
04/25/29	5.500%	EUR	4,320,000	7,835,574
Total				17,490,679
GEORGIA 0.2%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%		4,839,000	5,109,159
GERMANY 0.3%
Bundesrepublik Deutschland
07/04/17	4.250%	EUR	1,350,000	2,068,457

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
GERMANY (CONTINUED)
01/04/18	4.000%	EUR	$880,000	$1,356,054
01/04/19	3.750%	EUR	1,300,000	2,023,564
07/04/21	3.250%	EUR	680,000	1,056,040
Total				6,504,115
GUATEMALA 0.5%
Guatemala Government Bond (b)
Senior Unsecured
06/06/22	5.750%		4,500,000	4,668,750
02/13/28	4.875%		6,478,000	5,804,288
Total				10,473,038
HUNGARY 0.5%
Hungary Government International Bond
Senior Unsecured
02/19/18	4.125%		2,000,000	1,992,669
11/22/23	5.750%		5,382,000	5,307,997
Magyar Export-Import Bank Zrt (b)
02/12/18	5.500%		4,111,000	4,272,027
Total				11,572,693
INDONESIA 2.1%
Indonesia Government International Bond (b)
Senior Unsecured
05/04/14	10.375%		6,180,000	6,319,050
04/20/15	7.250%		1,300,000	1,379,625
03/13/20	5.875%		11,125,000	11,792,500
04/25/22	3.750%		1,600,000	1,444,000
Indonesia Treasury Bond
Senior Unsecured
06/15/15	9.500%	IDR	11,920,000,000	997,238
07/15/17	10.000%	IDR	15,043,000,000	1,296,704
09/15/19	11.500%	IDR	36,600,000,000	3,387,224
11/15/20	11.000%	IDR	2,000,000,000	182,852
06/15/21	12.800%	IDR	17,200,000,000	1,708,026
09/15/25	11.000%	IDR	16,500,000,000	1,510,135
05/15/27	7.000%	IDR	11,380,000,000	760,531
Majapahit Holding BV (b)
06/28/17	7.250%		562,000	613,614
01/20/20	7.750%		1,100,000	1,204,563
06/29/37	7.875%		2,780,000	2,821,700
PT Pertamina Persero (b)
Senior Unsecured
05/03/22	4.875%		1,600,000	1,460,000
05/20/23	4.300%		4,788,000	4,057,830
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		5,278,000	5,075,364
Perusahaan Penerbit SBSN Senior Unsecured (b)
04/23/14	8.800%		700,000	710,500
Total				46,721,456

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
ITALY 0.2%
Italy Buoni Poliennali Del Tesoro
09/01/22	5.500%	EUR	$1,000,000	$1,542,103
Republic of Italy
11/15/16	2.750%	EUR	1,600,000	2,232,303
Total				3,774,406
KAZAKHSTAN 0.5%
KazMunayGas National Co. JSC (b)
Senior Unsecured
07/02/18	9.125%		3,980,000	4,756,100
05/05/20	7.000%		400,000	441,568
04/09/21	6.375%		2,500,000	2,666,302
04/30/23	4.400%		4,287,000	3,898,018
Total				11,761,988
LATVIA 0.1%
Republic of Latvia Senior Unsecured (b)
06/16/21	5.250%		1,250,000	1,356,723
LITHUANIA 0.2%
Lithuania Government International Bond (b)
Senior Unsecured
09/14/17	5.125%		2,150,000	2,345,195
02/01/22	6.625%		2,550,000	2,967,708
Total				5,312,903
MEXICO 2.2%
Mexican Bonos
12/17/15	8.000%	MXN	14,850,000	1,189,820
06/16/16	6.250%	MXN	29,600,000	2,321,320
12/15/16	7.250%	MXN	6,590,000	530,077
12/14/17	7.750%	MXN	9,500,000	777,524
12/13/18	8.500%	MXN	36,260,000	3,064,493
06/11/20	8.000%	MXN	86,530,000	7,158,588
06/10/21	6.500%	MXN	46,850,000	3,547,499
06/09/22	6.500%	MXN	88,200,000	6,611,199
06/03/27	7.500%	MXN	44,450,000	3,462,706
Mexico Government International Bond Senior Unsecured
01/11/40	6.050%		2,350,000	2,491,000
Pemex Finance Ltd.
Senior Unsecured
11/15/18	9.150%		2,485,000	2,905,547
Senior Unsecured (NPFGC)
08/15/17	10.610%		1,546,875	1,772,283
Pemex Project Funding Master Trust
03/01/18	5.750%		2,870,000	3,172,067
01/21/21	5.500%		1,750,000	1,863,750
06/15/35	6.625%		870,000	907,663
06/15/38	6.625%		450,000	461,011
Petroleos Mexicanos
05/03/19	8.000%		600,000	721,500
11/24/21	7.650%	MXN	26,200,000	1,983,893

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
MEXICO (CONTINUED)
06/02/41	6.500%		$2,500,000	$2,556,568
Total				47,498,508
MOROCCO 0.1%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%		2,317,000	2,152,580
NETHERLANDS 0.2%
Netherlands Government Bond (b)
07/15/16	4.000%	EUR	2,300,000	3,385,291
NEW ZEALAND 0.4%
New Zealand Government Bond
Senior Unsecured
03/15/19	5.000%	NZD	5,000,000	4,208,360
05/15/21	6.000%	NZD	6,100,000	5,419,542
Total				9,627,902
PANAMA 0.2%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%		4,682,937	4,525,511
PERU 0.6%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%		2,900,000	2,868,714
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(l)
05/31/18	0.000%		1,673,642	1,539,925
Peruvian Government International Bond
Senior Unsecured
11/21/33	8.750%		4,508,000	6,333,740
Peruvian Government International Bond (b)
Senior Unsecured
08/12/20	7.840%	PEN	3,100,000	1,222,320
Total				11,964,699
PHILIPPINES 0.4%
Philippine Government International Bond
Senior Unsecured
01/15/19	9.875%		70,000	92,312
01/15/21	4.950%	PHP	65,000,000	1,509,331
03/30/26	5.500%		3,825,000	4,207,500
01/14/31	7.750%		200,000	264,000
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		1,390,000	1,714,190
Total				7,787,333

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
POLAND 0.6%
Poland Government Bond
10/25/19	5.500%	PLN	$23,100,000	$7,746,415
Poland Government International Bond
Senior Unsecured
07/15/19	6.375%		1,470,000	1,721,737
03/23/22	5.000%		2,950,000	3,156,500
Total				12,624,652
QATAR 0.2%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%		3,260,000	3,455,600
REPUBLIC OF NAMIBIA 0.2%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		4,100,000	4,110,250
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (c)
06/30/29	3.500%		456,000	403,560
ROMANIA 0.5%
Romanian Government International Bond (b)
Senior Unsecured
02/07/22	6.750%		4,800,000	5,431,757
08/22/23	4.375%		5,312,000	5,041,974
Total				10,473,731
RUSSIAN FEDERATION 3.0%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	176,500,000	4,874,251
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%		4,800,000	4,412,500
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
04/11/18	8.146%		4,535,000	5,249,262
01/23/21	5.999%		4,000,000	4,145,000
03/07/22	6.510%		4,535,000	4,784,425
08/16/37	7.288%		300,000	312,375
Rosneft International Finance Ltd. Senior Unsecured (b)
03/06/22	4.199%		900,000	813,375
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		700,000	718,347
Russian Foreign Bond - Eurobond (b)(c)
Senior Unsecured
03/31/30	7.500%		1,347,775	1,551,963

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
RUSSIAN FEDERATION (CONTINUED)
Russian Foreign Bond - Eurobond (c)
Senior Unsecured
03/31/30	7.500%		$13,735,150	$15,816,025
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	290,900,000	7,940,404
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)
02/07/22	6.125%		6,900,000	7,201,627
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (b)
04/12/17	6.000%		1,400,000	1,485,750
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%		5,810,000	6,071,450
Total				65,376,754
SERBIA 0.2%
Republic of Serbia (b)
12/03/18	5.875%		4,729,000	4,820,271
SLOVENIA 0.2%
Slovenia Government Bond (b)
05/10/23	5.850%		3,400,000	3,463,056
SOUTH AFRICA 0.1%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		1,800,000	1,701,000
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		1,100,000	962,706
Total				2,663,706
SOUTH KOREA 0.2%
Export-Import Bank of Korea
Senior Unsecured
04/11/22	5.000%		3,900,000	4,308,357
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	8,000,000,000	621,807
Total				4,930,164
SPAIN 0.1%
Spain Government Bond
Senior Unsecured
04/30/20	4.000%	EUR	1,300,000	1,881,389
10/31/23	4.400%	EUR	700,000	999,026
Total				2,880,415

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	$6,714,000		$8,350,538
TURKEY 1.4%
Turkey Government International Bond
01/14/41	6.000%		2,200,000	1,963,500
Senior Unsecured
09/26/16	7.000%		1,235,000	1,344,668
06/05/20	7.000%		850,000	922,250
03/30/21	5.625%		5,750,000	5,742,812
09/26/22	6.250%		550,000	563,090
03/23/23	3.250%		2,800,000	2,300,200
02/05/25	7.375%		15,080,000	16,342,950
03/17/36	6.875%		230,000	231,564
05/30/40	6.750%		1,500,000	1,474,500
Total				30,885,534
UKRAINE —%
National JSC Naftogaz of Ukraine Government Guaranteed
09/30/14	9.500%		625,000	590,641
UNITED ARAB EMIRATES 0.3%
Abu Dhabi National Energy Co. (b)
Senior Unsecured
12/13/21	5.875%		1,300,000	1,464,167
01/12/23	3.625%		2,200,000	2,084,500
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%		3,050,000	3,374,081
Total				6,922,748
UNITED KINGDOM 0.4%
United Kingdom Gilt
09/07/21	3.750%	GBP	1,200,000	2,163,633
03/07/25	5.000%	GBP	3,510,000	6,972,801
Total				9,136,434
URUGUAY 0.2%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%		725,000	881,781
Senior Unsecured PIK
01/15/33	7.875%		1,940,000	2,398,325
Total				3,280,106
VENEZUELA 1.7%
Petroleos de Venezuela SA
04/12/17	5.250%		14,120,000	9,566,300
11/02/17	8.500%		7,012,800	5,441,933

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
VENEZUELA (CONTINUED)
11/17/21	9.000%	$3,498,521	$2,300,278
Senior Unsecured
10/28/15	5.000%	4,526,329	3,747,800
10/28/16	5.125%	1,799,000	1,340,255
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%	2,050,000	1,650,250
08/23/22	12.750%	3,006,000	2,464,920
05/07/23	9.000%	14,874,000	9,519,360
Total			36,031,096

Total Foreign Government Obligations (Cost: $530,847,322)			$518,346,992

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (b)(f)(m)(n)
10/01/13	13.000%	$2,820,000	$1,295,734
Total Municipal Bonds (Cost: $2,820,000)			$1,295,734

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.8%
Aerospace & Defense 0.1%
Doncasters U.S. Finance LLC Tranche B Term Loan (c)(o)
04/09/20	5.500%	1,017,312	1,028,442
Automotive 0.1%
Navistar, Inc. Tranche B Term Loan (c)(o)
08/17/17	5.750%	348,750	353,329
Thermasys Corp. Term Loan (c)(o)
05/03/19	4.243%	888,750	875,419
Total			1,228,748
Brokerage 0.1%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (c)(o)
02/28/19	5.515%	425,000	421,919

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage (continued)
USI, Inc. Term Loan (c)(o)
12/27/19	4.250%	$816,765	$822,483
Total			1,244,402
Building Materials —%
Contech Engineered Solutions LLC Term Loan (c)(o)
06/11/19	6.250%	373,125	375,338
Roofing Supply Group LLC Term Loan (c)(o)
05/31/19	5.000%	590,525	592,373
Total			967,711
Chemicals 0.3%
AZ Chem U.S., Inc. Term Loan (c)(o)
12/22/17	5.250%	247,819	249,988
Allnex U.S.A., Inc. 2nd Lien Term Loan (c)(o)
04/03/20	8.250%	250,000	258,125
Allnex U.S.A.,Inc. 2nd Lien Term Loan (c)(g)(o)
12/22/17	5.250%	250,000	258,125
Ascend Performance Materials Operations LLC Tranche B Term Loan (c)(o)
04/10/18	6.750%	789,950	758,352
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (c)(o)
02/01/20	4.750%	1,012,325	1,020,677
HII Holding Corp. 2nd Lien Term Loan (c)(o)
12/21/20	9.500%	1,350,000	1,365,187
Nexeo Solutions LLC Term Loan (c)(o)
09/08/17	5.000%	913,840	909,271
Oxea Finance & Cy SCA 2nd Lien Term Loan (c)(o)
06/05/20	8.250%	425,000	434,299
Univar, Inc. Tranche B Term Loan (c)(o)
06/30/17	5.000%	1,958,374	1,945,683
Total			7,199,707

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery —%
Douglas Dynamics LLC Term Loan (c)(o)
04/18/18	5.750%	$648,223	$646,200
Consumer Cyclical Services 0.2%
Acosta, Inc. Tranche B Term Loan (c)(o)
03/02/18	4.000%	608,515	612,701
IG Investments Holdings LLC 1st Lien Tranche B Term Loan (c)(o)
10/31/19	5.250%	544,500	545,181
Pre-Paid Legal Services, Inc. Term Loan (c)(o)
06/07/19	6.250%	391,935	394,550
Sabre, Inc. (c)(o)
Term Loan
02/19/19	4.500%	99,750	99,937
Tranche B Term Loan
02/19/19	5.250%	630,129	633,474
Tranche C Term Loan
02/19/18	4.000%	255,000	255,518
Weight Watchers International, Inc. Tranche B2 Term Loan (c)(o)
04/02/20	3.750%	1,389,500	1,239,740
Total			3,781,101
Consumer Products 0.2%
Affinion Group, Inc. Tranche B Term Loan (c)(o)
10/09/16	6.750%	1,666,854	1,652,786
Fender Musical Instruments Corp. Term Loan (c)(o)
04/03/19	5.750%	379,313	385,950
Party City Holdings, Inc. Term Loan (c)(o)
07/27/19	4.250%	1,431,911	1,439,515
Total			3,478,251
Diversified Manufacturing 0.2%
Accudyne Industries LLC Term Loan (c)(o)
12/13/19	4.000%	1,413,858	1,419,160
Air Distribution Technologies, Inc. 2nd Lien Term Loan (c)(o)
05/11/20	9.250%	850,000	864,875
Allflex Holdings III, Inc. 1st Lien Term Loan (c)(o)
06/05/20	4.250%	1,047,375	1,050,318

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Apex Tool Group LLC Term Loan (c)(o)
01/31/20	4.500%	$389,500	$391,082
IMG Worldwide, Inc. Tranche B Term Loan (c)(o)
06/16/16	5.500%	731,250	733,685
Ranpak Corp. 2nd Lien Term Loan (c)(o)
04/23/20	8.500%	225,000	230,625
Total			4,689,745
Electric 0.2%
Calpine Corp. (c)(o)
Term Loan
04/01/18	4.000%	243,750	245,071
04/01/18	4.000%	633,283	636,715
Equipower Resources Holdings LLC (c)(o)
1st Lien Tranche B Term Loan
12/21/18	4.250%	292,785	293,974
1st Lien Tranche C Term Loan
12/31/19	4.250%	820,876	824,299
Essential Power LLC Term Loan (c)(o)
08/08/19	4.497%	452,293	445,509
LSP Madison Funding LLC Term Loan (c)(o)
06/28/19	5.500%	117,833	119,306
NRG Energy, Inc. Term Loan (c)(o)
07/01/18	2.750%	633,835	631,313
Texas Competitive Electric Holdings Co. LLC Term Loan (c)(o)
10/10/14	3.729%	1,345,945	945,378
Topaz Power Holdings LLC Tranche B Term Loan (c)(o)
02/26/20	5.250%	643,500	645,109
Windsor Financing LLC Tranche B Term Loan (c)(o)
12/05/17	6.250%	326,729	334,897
Total			5,121,571
Entertainment 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (c)(o)
04/22/16	5.250%	997,423	1,006,330
Zuffa LLC Term Loan (c)(o)
02/25/20	4.500%	1,757,250	1,767,143
Total			2,773,473

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Environmental 0.1%
ADS Waste Holdings, Inc. Tranche B Term Loan (c)(o)
10/09/19	4.250%	$940,500	$943,143
Waste Industries U.S.A., Inc. Tranche B Term Loan (c)(o)
03/17/17	4.000%	643,500	644,098
Total			1,587,241
Food and Beverage 0.2%
AdvancePierre Foods, Inc. 1st Lien Term Loan (c)(o)
07/10/17	5.750%	1,980,000	1,979,386
Arysta LifeScience SPC LLC 2nd Lien Term Loan (c)(o)
11/30/20	7.237%	425,000	432,174
Del Monte Foods Co. Term Loan (c)(o)
03/08/18	4.000%	1,028,810	1,032,668
Performance Food Group, Inc. Term Loan (c)(o)
11/14/19	6.250%	1,119,375	1,136,166
Total			4,580,394
Gaming 0.2%
Affinity Gaming LLC Term Loan (c)(o)
11/09/17	4.250%	215,151	215,151
Caesars Entertainment Operating Co., Inc. (c)(o)
Tranche B4 Term Loan
10/31/16	9.500%	767,010	774,765
Tranche B6 Term Loan
01/28/18	5.486%	558,872	536,981
Cannery Casino Resorts LLC 2nd Lien Term Loan (c)(o)
10/02/19	10.000%	250,000	227,813
Peppermill Casinos, Inc. Tranche B Term Loan (c)(o)
11/09/18	7.250%	1,014,750	1,032,508
ROC Finance LLC Tranche B Term Loan (c)(o)
03/27/19	5.000%	1,047,375	1,021,850
Stockbridge/SBE Holdings Tranche B Term Loan (c)(o)
05/02/17	13.000%	150,000	163,500
Twin River Management Group, Inc. Term Loan (c)(o)
11/10/18	5.250%	570,688	574,728
Total			4,547,296

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gas Pipelines —%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (c)(o)
04/04/18	6.250%	$620,313	$558,672
Health Care 0.3%
Alere, Inc. Tranche B Term Loan (c)(o)
06/30/17	4.250%	1,306,295	1,314,460
Alliance HealthCare Services, Inc. Term Loan (c)(o)
06/03/19	4.250%	547,250	546,227
CHS/Community Health Systems, Inc. Tranche E Term Loan (c)(o)
01/25/17	3.737%	286,411	287,946
Community Health Systems, Inc. Tranche D Term Loan (c)(o)
01/27/21	4.250%	763,380	771,303
IASIS Healthcare LLC Tranche B2 Term Loan (c)(o)
05/03/18	4.500%	837,126	842,885
InVentiv Health, Inc. Term Loan (c)(o)
08/04/16	4.750%	292,210	291,041
Onex Carestream Finance LP 1st Lien Term Loan (c)(o)
06/07/19	4.262%	634,362	642,964
Quintiles Transnational Corp. Term B-3 Term Loan (c)(o)
06/28/18	3.750%	945,236	947,826
Total			5,644,652
Independent Energy 0.1%
Samson Investment Co. 2nd Lien Tranche 1 Term Loan (c)(o)
09/28/18	5.000%	1,425,000	1,436,585
Lodging —%
Seven Seas Cruises Tranche B1 Term Loan (c)(o)
12/21/18	3.736%	500,000	501,250
Media Cable 0.2%
Encompass Digital Media, Inc. Tranche B1 Term Loan (c)(o)
08/10/17	6.750%	982,575	989,335

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable (continued)
MCC Iowa LLC Tranche G Term Loan (c)(o)
01/20/20	4.000%	$1,061,562	$1,063,335
Mediacom Illinois LLC Tranche E Term Loan (c)(o)
10/23/17	4.500%	897,111	898,851
Revolution Studios Distribution Co. LLC Tranche B Term Loan (c)(f)(o)
12/21/14	4.001%	188,553	165,299
TWCC Holding Corp. 2nd Lien Term Loan (c)(o)
12/04/20	7.000%	625,000	629,687
Total			3,746,507
Media Non-Cable 0.4%
Cengage Learning Acquisitions, Inc. Term Loan (c)(l)(n)(o)
07/03/14	0.000%	530,440	484,292
Clear Channel Communications, Inc. Tranche D Term Loan (c)(o)
01/30/19	6.992%	1,128,407	1,094,318
Getty Images, Inc. Term Loan (c)(o)
10/18/19	4.750%	1,980,000	1,859,478
Granite Broadcasting 1st Lien Tranche B Term Loan (c)(o)
05/23/18	6.750%	548,619	551,022
Learfield Communications, Inc. 1st Lien Term Loan (c)(g)(o)
10/09/20	5.000%	1,600,000	1,614,000
Radio One, Inc. Term Loan (c)(o)
03/31/16	7.500%	725,558	742,485
RentPath, Inc. Tranche B Term Loan (c)(o)
05/29/20	5.262%	1,044,750	1,016,019
Univision Communications, Inc. Term Loan (c)(o)
03/01/20	4.000%	1,091,750	1,095,669
Van Wagner Communications LLC Term Loan (c)(o)
08/03/18	5.242%	392,040	396,451
Total			8,853,734
Metals 0.1%
Essar Steel Algoma, Inc. Term Loan (c)(o)
09/19/14	8.750%	320,938	322,944

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals (continued)
FMG Resources (August 2006) Pty Ltd. Term Loan (c)(o)
06/30/19	4.250%	$1,065,482	$1,076,584
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (c)(o)
02/28/19	5.750%	297,727	281,352
Total			1,680,880
Non-Captive Consumer —%
Springleaf Financial Funding Co. Term Loan (c)(o)
09/30/19	4.750%	575,000	581,572
Non-Captive Diversified —%
iStar Financial, Inc. Term Loan (c)(o)
10/15/17	4.500%	591,199	594,031
Oil Field Services —%
FTS International, Inc. Term Loan (c)(o)
05/06/16	8.500%	680,076	687,584
Other Financial Institutions —%
Alixpartners LLP 1st Lien Tranche B-2 Term Loan (c)(o)
01/27/21	4.000%	703,977	707,940
Other Industry 0.2%
ATI Acquisition Co. Tranche B Term Loan (c)(d)(e)(f)(l)(n)(o)
12/30/14	0.000%	105,265	—
Harland Clarke Holdings Corp. Tranche B3 Term Loan (c)(o)
05/22/18	7.000%	444,375	449,099
Sensus U.S.A., Inc. (c)(o)
1st Lien Term Loan
05/09/17	4.750%	997,443	1,002,849
2nd Lien Term Loan
05/09/18	8.500%	725,000	725,457
TPF II LC LLC Term Loan (c)(o)
08/21/19	6.500%	646,750	656,451
WireCo WorldGroup, Inc. Term Loan (c)(o)
02/15/17	6.000%	567,812	570,651
Total			3,404,507

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging —%
BWAY Holding Co. Term Loan (c)(o)
08/06/17	4.500%	$561,769	$564,718
Paper —%
Caraustar Industries, Inc. Term Loan (c)(o)
05/01/19	7.500%	857,057	877,412
Pharmaceuticals 0.2%
Grifols, Inc. Tranche B Term Loan (c)(o)
06/01/17	4.250%	608,458	612,693
Par Pharmaceutical Companies, Inc. Tranche B1 Term Loan (c)(o)
09/30/19	4.250%	335,678	336,413
Patheon, Inc. Term Loan (c)(o)
12/14/18	7.250%	1,313,549	1,309,608
Valeant Pharmaceutical International, Inc. (c)(o)
Tranche C-2 Term Loan
12/11/19	3.750%	715,937	720,799
Tranche D-2 Term Loan
02/13/19	3.750%	368,831	371,398
Total			3,350,911
Property & Casualty 0.1%
Alliant Holdings I, Inc. Term Loan (c)(o)
12/20/19	4.250%	1,509,750	1,524,847
Asurion LLC Tranche B1 Term Loan (c)(o)
05/24/19	4.500%	1,163,250	1,162,529
Total			2,687,376
Retailers 0.6%
Academy Ltd. Term Loan (c)(o)
08/03/18	4.500%	1,768,390	1,780,662
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (c)(o)
09/26/19	4.500%	1,188,022	1,198,275
David’s Bridal, Inc. Term Loan (c)(o)
10/11/19	5.000%	1,262,250	1,268,940
J. Crew Group, Inc. Tranche B1 Term Loan (c)(o)
03/07/18	4.000%	1,491,948	1,501,974

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Jo-Ann Stores, Inc. Tranche B Term Loan (c)(o)
03/16/18	4.000%	$976,090	$977,310
Neiman Marcus Group, Inc. (The) Term Loan (c)(o)
10/03/20	5.000%	448,875	453,822
Orchard Supply Hardware LLC Tranche B1 Term Loan (c)(n)(o)
06/21/14	5.001%	230,136	161,095
PetCo Animal Supplies, Inc. Term Loan (c)(o)
11/24/17	4.000%	1,364,450	1,372,978
Pilot Travel Centers LLC Tranche B Term Loan (c)(o)
08/07/19	4.250%	1,110,937	1,119,247
Rite Aid Corp. (c)(o)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	750,000	765,563
Tranche 2 Term Loan
07/01/18	4.880%	200,000	203,188
Tranche 6 Term Loan
02/21/20	4.000%	421,813	424,128
Sports Authority, Inc. (The) Tranche B Term Loan (c)(o)
11/16/17	7.500%	997,429	994,936
Total			12,222,118
Supermarkets 0.1%
Albertson’s LLC (c)(o)
Tranche B-1 Term Loan
03/21/16	3.496%	155,739	157,102
Tranche B-2 Term Loan
03/21/19	4.750%	892,261	900,613
Sprouts Farmers Markets Holdings LLC Term Loan (c)(o)
04/23/20	4.500%	508,661	510,990
Total			1,568,705
Technology 0.5%
Aeroflex, Inc. Tranche B-1 Term Loan (c)(o)
11/09/19	4.500%	1,133,871	1,142,171
Alcatel-Lucent U.S.A., Inc. Term Loan (c)(o)
01/03/19	5.750%	1,485,000	1,497,623
Blue Coat Systems, Inc. (c)(o)
2nd Lien Term Loan
06/05/20	9.500%	2,008,000	2,050,670
Term Loan
05/31/19	3.739%	870,625	874,160

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Greeneden U.S. Holdings II LLC Term Loan (c)(o)
02/08/20	4.000%	$311,928	$309,589
Infogroup, Inc. Tranche B Term Loan (c)(o)
05/26/18	8.000%	675,000	568,404
RP Crown Parent LLC 1st Lien Term Loan (c)(o)
12/21/18	6.000%	794,000	801,448
Triple Point Group Holdings, Inc. (c)(o)
1st Lien Term Loan
07/11/20	5.250%	2,076,795	1,900,267
2nd Lien Term Loan
07/11/21	9.250%	1,602,000	1,425,780
Verint Systems, Inc. Term Loan (c)(o)
09/06/19	4.000%	190,560	191,036
Total			10,761,148
Transportation Services —%
Commercial Barge Line Co. 1st Lien Term Loan (c)(o)
09/22/19	6.501%	471,438	471,735
Hertz Corp. (The) Letter of Credit (c)(o)
03/11/18	4.000%	500,000	495,000
Total			966,735
Wireless —%
Instant Web, Inc. (c)(o)
Delayed Draw Term Loan
08/07/14	3.621%	25,157	24,119
Term Loan
08/07/14	3.614%	241,318	231,364
Total			255,483
Wirelines —%
Alaska Communications Systems Holdings, Inc. Term Loan (c)(o)
10/21/16	6.250%	684,522	694,790
Total Senior Loans (Cost: $105,602,273)			$105,221,592

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Delphi Automotive PLC	1,315	$80,070
Hotels, Restaurants & Leisure —%
BLB Management Services , Inc. (p)	5,526	131,704
Media —%
Media News Group (p)	2,495	57,385
Tribune Co. (p)	1,338	99,748
Total		157,133
TOTAL CONSUMER DISCRETIONARY		368,907
INFORMATION TECHNOLOGY —%
IT Services —%
Advanstar Communications, Inc. (p)	705	8,813
TOTAL INFORMATION TECHNOLOGY		8,813
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	299,761
Metals & Mining —%
Aleris International, Inc. (p)	3,721	150,700
TOTAL MATERIALS		450,461
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (p)	478	12,973

Issuer		Shares		Value

Common Stocks (continued)
Total Common Stocks (Cost: $575,123)				$841,154

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (b)(d)(f)(p)		3,895		$39
Total Warrants (Cost: $157,633)				$39

Issuer	Effective Yield	Principal Amount		Value

Treasury Bills(a) 0.9%
Norway Treasury Bills
03/19/14	1.410%	NOK	50,000,000	$7,950,625
06/18/14	1.380%	NOK	77,400,000	12,265,621
Total Treasury Bills (Cost: $21,180,272)				$20,216,246

		Shares		Value

Money Market Funds 5.4%
Columbia Short-Term Cash Fund, 0.077% (q)(r)		116,582,645		$116,582,645
Total Money Market Funds (Cost: $116,582,645)				$116,582,645
Total Investments (Cost: $2,234,331,439) (s)				$2,254,776,472 (t)
Other Assets & Liabilities, Net				(76,297,416)
Net Assets				$2,178,479,056

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at January 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	02/12/2014	14,690,000	16,337,712	134,255	—
		CHF	USD
Barclays Bank PLC	02/12/2014	67,000	111,310	1,175	—
		GBP	USD
Barclays Bank PLC	02/12/2014	16,395,000	26,898,703	—	(51,539)
		GBP	USD
Credit Suisse Securities (USA) L.L.C.	02/12/2014	1,121,119,000	10,934,823	—	(38,622)
		JPY	USD
HSBC Securities (USA), Inc.	02/12/2014	10,918,831	12,495,000	10,672	—
		USD	AUD
Standard Chartered Bank	02/12/2014	16,603,950	18,069,000	—	(383,215)
		USD	CAD
State Street Bank & Trust Company	02/12/2014	27,515,110	168,735,000	—	(642,911)
		USD	NOK
J.P. Morgan Securities, Inc.	02/13/2014	1,975,000	1,553,277	6,377	—
		SGD	USD
Standard Chartered Bank	02/14/2014	11,382,000	10,463,301	246,004	—
		CAD	USD
Citigroup Global Markets Inc.	02/14/2014	30,000,000	33,376,970	285,692	—
		CHF	USD
Citigroup Global Markets Inc.	02/14/2014	17,219,151,000	8,861,007	324,027	—
		COP	USD
HSBC Securities (USA), Inc.	02/14/2014	12,143,000	16,617,453	240,150	—
		EUR	USD
State Street Bank & Trust Company	02/14/2014	35,700,000	48,682,198	533,495	—
		EUR	USD
Standard Chartered Bank	02/14/2014	5,600,000	9,188,284	—	(16,918)
		GBP	USD
Credit Suisse Securities (USA) L.L.C.	02/14/2014	592,861,000	5,737,838	—	(65,099)
		JPY	USD
Standard Chartered Bank	02/14/2014	10,193,171	11,382,000	24,127	—
		USD	CAD
Citigroup Global Markets Inc.	02/14/2014	33,320,449	30,000,000	—	(229,172)
		USD	CHF
HSBC Securities (USA), Inc.	02/14/2014	16,577,866	12,143,000	—	(200,564)
		USD	EUR
Credit Suisse Securities (USA) L.L.C.	02/14/2014	5,717,629	592,861,000	85,308	—
		USD	JPY
Barclays Bank PLC	02/21/2014	74,474,000	2,221,944	111,692	—
		RUB	USD
Credit Suisse Securities (USA) L.L.C.	02/24/2014	30,000,000	32,986,607	—	(107,104)
		CHF	USD
Credit Suisse Securities (USA) L.L.C.	02/24/2014	1,905,000,000	18,222,080	—	(424,891)
		JPY	USD
Total				2,002,974	(2,160,035)

Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, securities totaling $2,161,960 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	465	USD	102,394,455	03/2014	31,492	—
U.S. Treasury Note, 5-year	(3,505)	USD	(422,790,625)	03/2014	—	(926,248)
U.S. Treasury Note, 10-year	(1,694)	USD	(213,020,500)	03/2014	4,913	—
U.S. Treasury Long Bond, 20-year	548	USD	73,209,375	03/2014	1,326,497	—
U.S. Treasury Ultra Bond, 30-year	635	USD	91,320,938	03/2014	3,014,602	—
Total					4,377,504	(926,248)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $837,433,619 or 38.44% of net assets.

(c)	Variable rate security.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2014, the value of these securities amounted to $19,327,198, which represents 0.89% of net assets.

(e)	Negligible market value.
(f)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2014 was $1,461,072, representing 0.07% of net assets. Information concerning such security holdings at January 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 0.000%	12-23-09 - 1-15-14	77,506
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/1/11 13.000%	10-04-04	2,820,000
Green Field Energy Services Inc.
Warrants	11-09-11 - 12-14-11	157,632
Revolution Studios Distribution Co. LLC
Tranche B Term Loan
12/21/14 4.001%	10-15-08	180,884
Six Flags, Inc.
06/01/14 9.625%	05-07-10	—

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(k)	Principal and interest may not be guaranteed by the government.
(l)	Zero coupon bond.
(m)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2014, the value of these securities amounted to $1,295,734 or 0.06% of net assets.

(n)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2014, the value of these securities amounted to $1,941,121, which represents 0.09% of net assets.

(o)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)	Non-income producing.
(q)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(r)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	82,995,116	269,758,697	(236,171,168)	116,582,645	11,823	116,582,645

(s)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $2,234,331,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$68,226,000
Unrealized Depreciation	(47,781,000)
Net Unrealized Appreciation	$20,445,000

(t)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	34,848,838	703,507	35,552,345
Transportation Services	—	11,498,517	2,219,562	13,718,079
All Other Industries	—	947,315,427	—	947,315,427
Residential Mortgage-Backed Securities - Agency	—	179,009,852	—	179,009,852
Residential Mortgage-Backed Securities - Non-Agency	—	125,034,571	29,274,321	154,308,892
Commercial Mortgage-Backed Securities - Non-Agency	—	45,899,720	—	45,899,720
Asset-Backed Securities - Non-Agency	—	19,229,340	—	19,229,340
Inflation-Indexed Bonds	—	42,845,780	—	42,845,780
U.S. Treasury Obligations	54,392,635	—	—	54,392,635
Foreign Government Obligations	—	515,430,791	2,916,201	518,346,992
Municipal Bonds	—	1,295,734	—	1,295,734
Total Bonds	54,392,635	1,922,408,570	35,113,591	2,011,914,796
Senior Loans
Consumer Products	—	3,092,301	385,950	3,478,251
Diversified Manufacturing	—	3,594,245	1,095,501	4,689,746
Electric	—	4,676,062	445,509	5,121,571
Food and Beverage	—	3,444,228	1,136,166	4,580,394
Gaming	—	4,383,796	163,500	4,547,296
Lodging	—	—	501,250	501,250
Other Industry	—	2,833,856	570,651	3,404,507
Retailers	—	12,061,023	161,095	12,222,118
Transportation Services	—	471,735	495,000	966,735
Wirelines	—	—	694,790	694,790
All Other Industries	—	65,014,934	—	65,014,934
Total Senior Loans	—	99,572,180	5,649,412	105,221,592
Equity Securities
Common Stocks
Consumer Discretionary	179,818	189,089	—	368,907
Information Technology	—	—	8,813	8,813
Materials	299,761	150,700	—	450,461
Telecommunication Services	12,973	—	—	12,973
Warrants
Energy	—	39	—	39
Total Equity Securities	492,552	339,828	8,813	841,193
Short-Term Securities
Treasury Bills	—	20,216,246	—	20,216,246
Total Short-Term Securities	—	20,216,246	—	20,216,246
Mutual Funds
Money Market Funds	116,582,645	—	—	116,582,645
Total Mutual Funds	116,582,645	—	—	116,582,645
Investments in Securities	171,467,832	2,042,536,824	40,771,816	2,254,776,472
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,002,974	—	2,002,974
Futures Contracts	4,377,504	—	—	4,377,504
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,160,035)	—	(2,160,035)
Futures Contracts	(926,248)	—	—	(926,248)
Total	174,919,088	2,042,379,763	40,771,816	2,258,070,667

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Residential mortgage backed securities, corporate bonds, senior loans, foreign government obligations and common stock classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of October 31, 2013	730,616	33,919,535	1,831,434	6,217,042	314,718	43,013,345
Accrued discounts/premiums	112	(11,400)	(4,961)	1,712	—	(14,537)
Realized gain (loss)	(77,891)	159	—	1,065	—	(76,667)
Change in unrealized appreciation (depreciation)(a)	13,523	126,295	(15,292)	15,712	—	140,238
Sales	—	(5,752,060)	—	(176,051)	—	(5,928,111)
Purchases	2,256,709	7,008,405	1,105,020	—	—	10,370,134
Transfers into Level 3	—	—	—	3,096,537	—	3,096,537
Transfers out of Level 3	—	(6,016,613)	—	(3,506,605)	(305,905)	(9,829,123)
Balance as of January 31, 2014	2,923,069	29,274,321	2,916,201	5,649,412	8,813	40,771,816

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2014 was $97,566, which is comprised of Corporate Bonds & Notes of $13,523, Residential Mortgage-Backed Securities- Non-Agency of $126,295, Foreign Government Obligations of $(52,439), Senior Loans of $15,712 and Common Stock of $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2014